Pioneer Strategic Income Fund
Schedule of Investments  |  December 31, 2022

A: PSRAX	C: PSRCX	K: STRKX	R: STIRX	Y: STRYX

Schedule of Investments  |  12/31/22
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 102.0%
	Senior Secured Floating Rate Loan Interests — 1.0% of Net Assets*(a)
	Chemicals-Diversified — 0.1%
1,905,600	LSF11 A5 HoldCo LLC, Term Loan, 7.938% (Term SOFR + 350 bps), 10/15/28	$ 1,843,668
	Total Chemicals-Diversified	$1,843,668
	Electronic Composition — 0.0%†
1,358,778	Energy Acquisition LP, First Lien Initial Term Loan, 8.634% (LIBOR + 425 bps), 6/26/25	$ 1,225,874
	Total Electronic Composition	$1,225,874
	Finance-Special Purpose Banks — 0.1%
5,031,740	Bank of Industry, Ltd., Facility, 10.752% (LIBOR + 600 bps), 12/11/23	$ 5,011,613
	Total Finance-Special Purpose Banks	$5,011,613
	Medical-Wholesale Drug Distribution — 0.1%
3,483,675	Owens & Minor, Inc., Term B-1 Loan, 8.173% (Term SOFR + 375 bps), 3/29/29	$ 3,492,384
	Total Medical-Wholesale Drug Distribution	$3,492,384
	Metal Processors & Fabrication — 0.2%
4,409,188	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 8.765% (LIBOR + 400 bps), 10/12/28	$ 4,122,590
1,073,941	WireCo WorldGroup, Inc., Initial Term Loan, 8.938% (LIBOR + 425 bps), 11/13/28	1,048,100
	Total Metal Processors & Fabrication	$5,170,690
	Oil-Field Services — 0.4%
12,395,570	ProFrac Holdings II, LLC, Term Loan, 11.105% (Term SOFR + 725 bps), 3/4/25	$ 12,829,415
	Total Oil-Field Services	$12,829,415
	Recreational Centers — 0.1%
2,711,800	Fitness International LLC, Term B Loan, 7.494% (Term SOFR + 325 bps), 4/18/25	$ 2,512,651
	Total Recreational Centers	$2,512,651
1Pioneer Strategic Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Rental Auto & Equipment — 0.0%†
1,769,130	PECF USS Intermediate Holding III Corp., Initial Term Loan, 8.634% (LIBOR + 425 bps), 12/15/28	$ 1,481,462
	Total Rental Auto & Equipment	$1,481,462
	Retail — 0.0%†
905,170	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 8.94% (LIBOR + 450 bps), 9/12/24	$ 891,168
	Total Retail	$891,168
	Schools — 0.0%†
437,680	KUEHG Corp. (fka KC MergerSub, Inc.), Term B-3 Loan, 8.48% (LIBOR + 375 bps), 2/21/25	$ 421,472
	Total Schools	$421,472
	Total Senior Secured Floating Rate Loan Interests (Cost $35,196,167)	$34,880,397

Shares
	Common Stocks — 0.1% of Net Assets
	Airlines — 0.0%†
128,171(b)	Grupo Aeromexico SAB de CV	$ 1,064,425
	Total Airlines	$1,064,425
	Household Durables — 0.0%†
1,018,282(b)	Desarrolladora Homex SAB de CV	$ 1,411
	Total Household Durables	$1,411
	Oil, Gas & Consumable Fuels — 0.1%
9,565,478(b)^	Ascent CNR Corp., Class A	$ 1,434,821
336(b)	Frontera Energy Corp.	3,064
	Total Oil, Gas & Consumable Fuels	$1,437,885
	Paper & Forest Products — 0.0%†
162,828+^	Emerald Plantation Holdings, Ltd.	$ —
	Total Paper & Forest Products	$—
	Total Common Stocks (Cost $2,712,800)	$2,503,721

Pioneer Strategic Income Fund |  | 12/31/222

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — 8.3% of Net Assets
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class C, 9.36%, 1/15/48 (144A)	$ 514,499
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class D, 10.81%, 1/15/50 (144A)	526,864
4,000,000(a)	522 Funding CLO, Ltd., Series 2019-4A, Class E, 11.243% (3 Month USD LIBOR + 700 bps), 4/20/30 (144A)	3,428,184
4,750,000(a)	522 Funding CLO, Ltd., Series 2019-5A, Class ER, 10.624% (3 Month Term SOFR + 676 bps), 4/15/35 (144A)	3,981,977
3,500,000	A10 Bridge Asset Financing LLC, Series 2019-B, Class D, 4.523%, 8/15/40 (144A)	3,302,548
692,966	Accelerated Assets LLC, Series 2018-1, Class B, 4.51%, 12/2/33 (144A)	660,733
979,602	Accelerated Assets LLC, Series 2018-1, Class C, 6.65%, 12/2/33 (144A)	948,538
3,000,000	Amur Equipment Finance Receivables VII LLC, Series 2019-1A, Class E, 4.47%, 3/20/25 (144A)	2,959,721
1,000,000	Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class E, 5.02%, 12/20/28 (144A)	904,695
1,413,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class E, 9.32%, 10/22/29 (144A)	1,394,954
2,000,000(a)	Apidos CLO XXXII, Series 2019-32A, Class E, 10.993% (3 Month USD LIBOR + 675 bps), 1/20/33 (144A)	1,835,270
3,975,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class D, 6.518% (1 Month USD LIBOR + 220 bps), 8/15/34 (144A)	3,692,517
8,000,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class D, 7.218% (1 Month USD LIBOR + 290 bps), 11/15/36 (144A)	7,238,632
5,400,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class E, 7.718% (1 Month USD LIBOR + 340 bps), 11/15/36 (144A)	4,796,339
3Pioneer Strategic Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
8,000,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL2, Class D, 8.686% (1 Month Term SOFR + 435 bps), 5/15/37 (144A)	$ 7,567,805
2,000,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class D, 7.38%, 9/17/29 (144A)	1,847,411
1,054,000(c)	B2R Mortgage Trust, Series 2015-1, Class D, 4.831%, 5/15/48 (144A)	994,595
3,295,000(a)	Battalion CLO IX, Ltd., Series 2015-9A, Class ER, 10.329% (3 Month USD LIBOR + 625 bps), 7/15/31 (144A)	2,538,903
1,500,000(a)	BDS, Ltd., Series 2020-FL5, Class C, 6.489% (1 Month Term SOFR + 216 bps), 2/16/37 (144A)	1,433,371
1,600,000(a)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class D, 7.879% (3 Month USD LIBOR + 380 bps), 1/15/33 (144A)	1,468,038
4,176,690	Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.446%, 7/15/46 (144A)	3,145,514
3,000,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 7.064% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	2,741,949
4,250,000(a)	Catskill Park CLO, Ltd., Series 2017-1A, Class D, 10.243% (3 Month USD LIBOR + 600 bps), 4/20/29 (144A)	3,606,452
7,465,000	Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, 4.94%, 1/25/52 (144A)	5,029,602
2,500,000	Commercial Equipment Finance LLC, Series 2021-A, Class D, 6.49%, 12/17/29 (144A)	2,320,999
70,511	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	62,118
4,155,000	Continental Credit Card ABS LLC, Series 2019-1A, Class C, 6.16%, 8/15/26 (144A)	4,015,202
6,550,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class C, 9.33%, 10/15/30 (144A)	6,443,681
3,000,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class D, 12.42%, 10/15/30 (144A)	2,957,205
Pioneer Strategic Income Fund |  | 12/31/224

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,000,000	Crossroads Asset Trust, Series 2021-A, Class E, 5.48%, 1/20/28 (144A)	$ 941,785
2,300,000	DataBank Issuer, Series 2021-1A, Class C, 4.43%, 2/27/51 (144A)	1,931,823
1,252,001	Diamond Resorts Owner Trust, Series 2019-1A, Class C, 4.02%, 2/20/32 (144A)	1,215,487
745,000	Encina Equipment Finance LLC, Series 2021-1A, Class E, 4.36%, 3/15/29 (144A)	704,261
6,000,000	ExteNet LLC, Series 2019-1A, Class C, 5.219%, 7/26/49 (144A)	5,599,618
9,460,000(c)	Finance of America HECM Buyout, Series 2022-HB1, Class M6, 9.317%, 2/25/32 (144A)	8,514,367
7,765,949	Finance of America Structured Securities Trust, Series 2021-S2, Class A2, 1.75%, 9/25/51	7,169,363
14,566,569	Finance of America Structured Securities Trust, Series 2021-S3, Class A2, 2.25%, 12/25/51	13,391,106
1,000,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class C, 8.593% (3 Month USD LIBOR + 435 bps), 1/20/33 (144A)	890,342
3,000,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class D, 11.943% (3 Month USD LIBOR + 770 bps), 1/20/33 (144A)	2,583,426
3,300,000(a)	Fort Washington CLO, Series 2019-1A, Class ER, 10.993% (3 Month USD LIBOR + 675 bps), 10/20/32 (144A)	2,698,565
5,500,000	Four Seas LP, Series 2017-1A, Class A2, 5.927%, 8/28/27 (144A)	4,733,068
39,388(c)	Gold Key Resorts LLC, Series 2014-A, Class C, 5.87%, 3/17/31 (144A)	38,753
5,022,000(a)	Goldentree Loan Management US CLO 2, Ltd., Series 2017-2A, Class E, 8.943% (3 Month USD LIBOR + 470 bps), 11/28/30 (144A)	4,290,636
4,250,000(a)	Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class DR, 7.063% (3 Month Term SOFR + 310 bps), 4/20/35 (144A)	3,719,137
1,250,000(a)	Gulf Stream Meridian 3, Ltd., Series 2021-IIIA, Class D, 10.829% (3 Month USD LIBOR + 675 bps), 4/15/34 (144A)	1,106,834
5Pioneer Strategic Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
10,000,000	Hertz Vehicle Financing III LP, Series 2021-2A, Class D, 4.34%, 12/27/27 (144A)	$ 8,324,918
10,072,500	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	7,526,645
607,101	Home Partners of America Trust, Series 2019-1, Class F, 4.101%, 9/17/39 (144A)	517,369
3,175,000(a)	ICG US CLO, Ltd., Series 2016-1A, Class DRR, 11.855% (3 Month USD LIBOR + 744 bps), 4/29/34 (144A)	2,731,786
2,250,000(a)	ICG US CLO, Ltd., Series 2021-1A, Class E, 10.409% (3 Month USD LIBOR + 633 bps), 4/17/34 (144A)	1,928,815
3,680,285	Icon Brand Holdings LLC, Series 2012-1A, Class A, 4.229%, 1/25/43 (144A)	1,104,215
451,369	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	439,179
3,070,000	JPMorgan Chase Bank N.A. - CACLN, Series 2021-2, Class F, 4.393%, 12/26/28 (144A)	2,760,115
2,150,000(a)	KREF Ltd., Series 2021-FL2, Class C, 6.326% (1 Month USD LIBOR + 200 bps), 2/15/39 (144A)	1,996,337
725,000(a)	KREF Ltd., Series 2021-FL2, Class E, 7.176% (1 Month USD LIBOR + 285 bps), 2/15/39 (144A)	667,270
7,750,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class B, 2.33%, 3/20/26 (144A)	7,215,524
4,500,000(a)	MF1, Ltd., Series 2021-FL7, Class D, 6.889% (1 Month USD LIBOR + 255 bps), 10/16/36 (144A)	4,179,992
7,500,000(a)	MF1, Ltd., Series 2021-FL7, Class E, 7.139% (1 Month USD LIBOR + 280 bps), 10/16/36 (144A)	6,853,117
2,542,666	Mosaic Solar Loan Trust, Series 2019-2A, Class D, 6.18%, 9/20/40 (144A)	2,442,867
3,697,225	Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.71%, 12/20/46 (144A)	3,138,899
5,000,000(a)	Neuberger Berman CLO XVII, Ltd., Series 2014-17A, Class ER2, 11.525% (3 Month USD LIBOR + 720 bps), 4/22/29 (144A)	4,402,630
Pioneer Strategic Income Fund |  | 12/31/226

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
4,500,000(a)	Newark BSL CLO 1, Ltd., Series 2016-1A, Class DR, 10.608% (3 Month USD LIBOR + 625 bps), 12/21/29 (144A)	$ 4,102,245
365,219(a)	Newtek Small Business Loan Trust, Series 2017-1, Class B, 7.389% (1 Month USD LIBOR + 300 bps), 2/25/43 (144A)	364,300
5,950,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	5,980,898
2,000,000(a)	Octagon Investment Partners XXI, Ltd., Series 2014-1A, Class DRR, 11.65% (3 Month USD LIBOR + 700 bps), 2/14/31 (144A)	1,688,374
1,119,000	Octane Receivables Trust, Series 2020-1A, Class D, 5.45%, 3/20/28 (144A)	1,059,458
1,968,558	Orange Lake Timeshare Trust, Series 2019-A, Class D, 4.93%, 4/9/38 (144A)	1,813,586
5,600,000(a)	Palmer Square Loan Funding, Ltd., Series 2020-1A, Class D, 9.525% (3 Month USD LIBOR + 485 bps), 2/20/28 (144A)	5,181,568
1,900,000(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class C, 6.464% (3 Month Term SOFR + 260 bps), 4/15/30 (144A)	1,809,456
6,400,000	PEAR LLC, Series 2021-1, Class B, 0.000%, 1/15/34 (144A)	4,420,160
4,300,000	PG Receivables Finance, Series 2020-1, Class C, 5.44%, 7/20/25 (144A)	4,128,000
2,000,000(a)	PPM CLO 5, Ltd., Series 2021-5A, Class E, 10.694% (3 Month USD LIBOR + 650 bps), 10/18/34 (144A)	1,701,276
5,000,000(a)	Race Point VIII CLO, Ltd., Series 2013-8A, Class DR2, 8.175% (3 Month USD LIBOR + 350 bps), 2/20/30 (144A)	4,707,530
9,600,000	Republic Finance Issuance Trust, Series 2021-A, Class D, 5.23%, 12/22/31 (144A)	7,587,350
1,500,000	Rosy Blue Carat SA, Series 2018-1, Class A1, 6.25%, 12/15/25 (144A)	1,500,000
9,550,000	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class F, 11.91%, 8/16/32 (144A)	9,139,682
1,361,279	Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class D, 4.75%, 1/20/36 (144A)	1,282,268
7Pioneer Strategic Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,198,878	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class D, 6.59%, 7/20/37 (144A)	$ 1,146,438
3,500,000(a)	Signal Peak CLO 2 LLC, Series 2015-1A, Class DR2, 7.093% (3 Month USD LIBOR + 285 bps), 4/20/29 (144A)	3,284,187
4,750,000(a)	Sound Point CLO XXI, Ltd., Series 2018-3A, Class C, 7.627% (3 Month USD LIBOR + 330 bps), 10/26/31 (144A)	4,440,514
3,000,000(a)	Sound Point CLO XXVIII, Ltd., Series 2020-3A, Class E, 11.258% (3 Month USD LIBOR + 690 bps), 1/25/32 (144A)	2,492,631
5,000,000(c)	Towd Point HE Trust, Series 2021-HE1, Class M2, 2.50%, 2/25/63 (144A)	4,396,049
2,750,000	Tricolor Auto Securitization Trust, Series 2021-1A, Class F, 5.08%, 5/15/28 (144A)	2,564,983
4,250,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	3,475,836
1,000,000	Upstart Securitization Trust, Series 2021-1, Class C, 4.06%, 3/20/31 (144A)	919,937
1,294,000	VFI ABS LLC, Series 2022-1A, Class D, 6.68%, 11/26/29 (144A)	1,219,003
1,347,834	Westgate Resorts LLC, Series 2020-1A, Class C, 6.213%, 3/20/34 (144A)	1,327,291
3,564,668	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	3,346,050
2,251,369	Westgate Resorts LLC, Series 2022-1A, Class D, 3.838%, 8/20/36 (144A)	2,088,578
4,000,000(a)	Whitebox CLO II, Ltd., Series 2020-2A, Class ER, 11.425% (3 Month USD LIBOR + 710 bps), 10/24/34 (144A)	3,535,896
	Total Asset Backed Securities (Cost $323,262,266)	$288,820,109

	Collateralized Mortgage Obligations—16.5% of Net Assets
5,970,020(c)	Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class A8, 2.50%, 6/25/51 (144A)	$ 4,004,929
3,691,709(c)	Bayview MSR Opportunity Master Fund Trust, Series 2022-5, Class B2, 3.47%, 2/25/52 (144A)	2,624,818
Pioneer Strategic Income Fund |  | 12/31/228

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,120,000(a)	Bellemeade Re, Ltd., Series 2019-1A, Class B1, 8.389% (1 Month USD LIBOR + 400 bps), 3/25/29 (144A)	$ 2,061,854
3,550,000(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 7.089% (1 Month USD LIBOR + 270 bps), 3/25/29 (144A)	3,523,063
840,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class B1, 10.739% (1 Month USD LIBOR + 635 bps), 10/25/30 (144A)	816,068
3,630,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M2, 9.239% (1 Month USD LIBOR + 485 bps), 10/25/30 (144A)	3,558,059
1,450,000(a)	Bellemeade Re, Ltd., Series 2020-4A, Class B1, 9.389% (1 Month USD LIBOR + 500 bps), 6/25/30 (144A)	1,411,037
4,635,000(a)	Bellemeade Re, Ltd., Series 2021-3A, Class M2, 7.078% (SOFR30A + 315 bps), 9/25/31 (144A)	3,971,678
5,270,000(a)	Bellemeade Re, Ltd., Series 2022-1, Class M1C, 7.628% (SOFR30A + 370 bps), 1/26/32 (144A)	4,400,963
8,062,000(c)	BINOM Securitization Trust, Series 2022-RPL1, Class M3, 3.00%, 2/25/61 (144A)	5,275,395
3,168,232(c)	Brean Asset Backed Securities Trust, Series 2021-RM1, Class A, 1.40%, 10/25/63 (144A)	2,695,914
2,554,753	Brean Asset Backed Securities Trust, Series 2021-RM2, Class M1, 1.75%, 10/25/61 (144A)	2,058,311
3,276,428(c)	Cascade Funding Mortgage Trust, Series 2019-RM3, Class C, 4.00%, 6/25/69 (144A)	2,870,442
2,150,000	Cascade MH Asset Trust, Series 2021-MH1, Class B1, 4.573%, 2/25/46 (144A)	1,635,718
4,000,000(c)	Cascade MH Asset Trust, Series 2021-MH1, Class B3, 7.713%, 2/25/46 (144A)	3,034,119
1,250,000(c)	CFMT LLC, Series 2021-HB5, Class M4, 5.683%, 2/25/31 (144A)	1,154,581
12,000,000(c)	CFMT LLC, Series 2021-HB7, Class M4, 5.072%, 10/27/31 (144A)	10,836,396
2,633,882(c)	CIM Trust, Series 2021-J2, Class B2, 2.673%, 4/25/51 (144A)	1,861,201
9Pioneer Strategic Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
3,116,601(c)	CIM Trust, Series 2021-J2, Class B3, 2.673%, 4/25/51 (144A)	$ 2,195,393
5,264,850(c)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class B2, 3.25%, 3/25/61 (144A)	3,324,483
8,798,537(c)	Citigroup Mortgage Loan Trust, Series 2021-INV2, Class B1W, 2.989%, 5/25/51 (144A)	6,654,427
2,029,190(c)	Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class B2, 3.172%, 9/25/64 (144A)	1,375,887
3,920,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 8.039% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	3,871,526
4,940,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 8.039% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	4,966,485
21,230,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2B1, 8.428% (SOFR30A + 450 bps), 1/25/42 (144A)	20,083,045
590,982(c)	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-17, Class B1, 5.50%, 6/25/33	6
2,638,958(c)	CSMC, Series 2021-RPL2, Class M3, 3.518%, 1/25/60 (144A)	1,727,961
11,200,000(a)	Eagle Re, Ltd., Series 2019-1, Class B1, 8.889% (1 Month USD LIBOR + 450 bps), 4/25/29 (144A)	10,374,016
8,170,000(a)	Eagle Re, Ltd., Series 2021-2, Class M2, 8.178% (SOFR30A + 425 bps), 4/25/34 (144A)	7,572,358
3,085,000(a)	Fannie Mae Connecticut Avenue Securities, Series 2018-C03, Class 1B1, 8.139% (1 Month USD LIBOR + 375 bps), 10/25/30	3,115,712
1,170,000(a)	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2B2, 10.128% (SOFR30A + 620 bps), 11/25/41 (144A)	985,875
9,413,742(a)(d)	Federal Home Loan Mortgage Corp. REMICs, Series 4087, Class SB, 1.712% (1 Month USD LIBOR + 603 bps), 7/15/42	918,705
4,994,600(a)(d)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 2.232% (1 Month USD LIBOR + 655 bps), 8/15/42	575,544
Pioneer Strategic Income Fund |  | 12/31/2210

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,388,663(d)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	$ 457,425
4,922,133(d)	Federal Home Loan Mortgage Corp. REMICs, Series 5018, Class EI, 4.00%, 10/25/50	993,735
2,928,431(d)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	569,659
214,763	Federal National Mortgage Association REMICs, Series 2009-36, Class HX, 4.50%, 6/25/29	211,272
2,794,504(a)(d)	Federal National Mortgage Association REMICs, Series 2012-14, Class SP, 2.161% (1 Month USD LIBOR + 655 bps), 8/25/41	204,137
2,002,071(a)(d)	Federal National Mortgage Association REMICs, Series 2018-43, Class SM, 1.811% (1 Month USD LIBOR + 620 bps), 6/25/48	183,164
2,381,427(a)(d)	Federal National Mortgage Association REMICs, Series 2019-33, Class S, 1.661% (1 Month USD LIBOR + 605 bps), 7/25/49	142,334
1,909,626(a)(d)	Federal National Mortgage Association REMICs, Series 2019-41, Class PS, 1.661% (1 Month USD LIBOR + 605 bps), 8/25/49	206,929
1,863,169(a)(d)	Federal National Mortgage Association REMICs, Series 2019-41, Class SM, 1.661% (1 Month USD LIBOR + 605 bps), 8/25/49	193,336
2,131,540(d)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	436,643
225,110,080(c)(d)	Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.207%, 6/1/51 (144A)	2,147,235
5,764,719(c)	Flagstar Mortgage Trust, Series 2021-7, Class B3, 2.935%, 8/25/51 (144A)	3,755,409
2,335,917(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA3, Class B1, 9.489% (1 Month USD LIBOR + 510 bps), 6/25/50 (144A)	2,433,615
6,455,143(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA4, Class B1, 10.389% (1 Month USD LIBOR + 600 bps), 8/25/50 (144A)	6,863,170
4,120,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA4, Class B2, 14.389% (1 Month USD LIBOR + 1,000 bps), 8/25/50 (144A)	4,524,342
11Pioneer Strategic Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
3,585,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA5, Class B1, 8.728% (SOFR30A + 480 bps), 10/25/50 (144A)	$ 3,670,643
2,935,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA5, Class B2, 15.428% (SOFR30A + 1,150 bps), 10/25/50 (144A)	3,289,728
2,910,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B1, 6.928% (SOFR30A + 300 bps), 12/25/50 (144A)	2,728,802
2,630,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B2, 9.578% (SOFR30A + 565 bps), 12/25/50 (144A)	2,225,372
2,519,783(a)	Freddie Mac STACR REMIC Trust, Series 2020-HQA2, Class M2, 7.489% (1 Month USD LIBOR + 310 bps), 3/25/50 (144A)	2,554,715
2,670,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-HQA3, Class B2, 14.389% (1 Month USD LIBOR + 1,000 bps), 7/25/50 (144A)	2,928,555
3,190,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-HQA4, Class B1, 9.639% (1 Month USD LIBOR + 525 bps), 9/25/50 (144A)	3,257,780
2,650,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-HQA4, Class B2, 13.789% (1 Month USD LIBOR + 940 bps), 9/25/50 (144A)	2,794,630
9,920,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA1, Class B1, 6.578% (SOFR30A + 265 bps), 1/25/51 (144A)	8,919,684
7,075,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA1, Class B2, 8.678% (SOFR30A + 475 bps), 1/25/51 (144A)	5,430,769
8,025,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA5, Class B1, 6.978% (SOFR30A + 305 bps), 1/25/34 (144A)	7,328,983
5,240,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA7, Class B1, 7.578% (SOFR30A + 365 bps), 11/25/41 (144A)	4,866,860
6,410,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA1, Class B2, 8.928% (SOFR30A + 500 bps), 8/25/33 (144A)	4,879,796
Pioneer Strategic Income Fund |  | 12/31/2212

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
8,890,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA4, Class B1, 7.678% (SOFR30A + 375 bps), 12/25/41 (144A)	$ 7,605,840
3,650,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA1, Class B1, 7.328% (SOFR30A + 340 bps), 1/25/42 (144A)	3,237,577
21,610,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class B1, 8.678% (SOFR30A + 475 bps), 2/25/42 (144A)	19,729,513
1,345,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-HQA1, Class M1B, 7.428% (SOFR30A + 350 bps), 3/25/42 (144A)	1,333,641
2,670,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-HQA1, Class M2, 9.178% (SOFR30A + 525 bps), 3/25/42 (144A)	2,590,201
3,000,000(a)	Freddie Mac STACR Trust, Series 2019-HQA1, Class B1, 8.789% (1 Month USD LIBOR + 440 bps), 2/25/49 (144A)	3,115,539
5,510,000(a)	Freddie Mac STACR Trust, Series 2019-HRP1, Class B1, 8.439% (1 Month USD LIBOR + 405 bps), 2/25/49 (144A)	5,301,242
3,630,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class B1D, 6.889% (1 Month USD LIBOR + 250 bps), 12/25/42	3,457,839
4,110,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B1, 7.928% (SOFR30A + 400 bps), 11/25/50 (144A)	3,925,057
6,250,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, 11.328% (SOFR30A + 740 bps), 11/25/50 (144A)	5,626,913
2,435,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B1, 7.328% (SOFR30A + 340 bps), 8/25/33 (144A)	2,248,917
2,040,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B2, 9.928% (SOFR30A + 600 bps), 8/25/33 (144A)	1,720,173
171,915	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)	2
13Pioneer Strategic Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,202,593	Government National Mortgage Association, Series 2009-83, Class EB, 4.50%, 9/20/39	$ 1,192,181
151,325	Government National Mortgage Association, Series 2012-130, Class PA, 3.00%, 4/20/41	149,931
2,161,299(a)(d)	Government National Mortgage Association, Series 2019-103, Class SB, 1.697% (1 Month USD LIBOR + 605 bps), 8/20/49	181,049
10,793,743(d)	Government National Mortgage Association, Series 2019-110, Class PI, 3.50%, 9/20/49	1,376,786
17,665,077(a)(d)	Government National Mortgage Association, Series 2019-117, Class SB, 0.000% (1 Month USD LIBOR + 342 bps), 9/20/49	379,294
17,581,078(a)(d)	Government National Mortgage Association, Series 2019-121, Class SA, 0.000% (1 Month USD LIBOR + 335 bps), 10/20/49	350,043
25,549,629(d)	Government National Mortgage Association, Series 2019-128, Class IB, 3.50%, 10/20/49	4,276,229
25,715,947(d)	Government National Mortgage Association, Series 2019-128, Class ID, 3.50%, 10/20/49	3,339,769
11,711,683(d)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	2,049,240
7,665,182(a)(d)	Government National Mortgage Association, Series 2019-90, Class SA, 0.000% (1 Month USD LIBOR + 330 bps), 7/20/49	113,877
2,061,168(d)	Government National Mortgage Association, Series 2020-15, Class IM, 3.50%, 2/20/50	416,784
4,909,548(d)	Government National Mortgage Association, Series 2020-7, Class CI, 3.50%, 1/20/50	1,027,882
15,080,451(a)(d)	Government National Mortgage Association, Series 2020-9, Class SA, 3.35% (1 Month USD LIBOR + 335 bps), 1/20/50	277,646
2,486,331(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class B4, 3.986%, 3/25/50 (144A)	1,860,290
1,490,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class B5, 3.986%, 3/25/50 (144A)	694,770
4,900,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class B1, 2.75%, 12/25/60 (144A)	3,491,789
9,640,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	6,790,706
Pioneer Strategic Income Fund |  | 12/31/2214

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,956,903(c)	GS Mortgage-Backed Securities Trust, Series 2021-GR3, Class B2, 3.39%, 4/25/52 (144A)	$ 1,401,353
2,569,121(c)	GS Mortgage-Backed Securities Trust, Series 2021-PJ9, Class B3, 2.936%, 2/26/52 (144A)	1,649,254
2,927,784(c)	GS Mortgage-Backed Securities Trust, Series 2022-MM1, Class B3, 2.82%, 7/25/52 (144A)	1,993,136
4,678,387(c)	GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class B3, 2.834%, 5/28/52 (144A)	2,949,907
4,300,804(c)	GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class B3, 2.997%, 10/25/52 (144A)	2,873,949
1,220,000(a)	Home Re, Ltd., Series 2020-1, Class B1, 11.389% (1 Month USD LIBOR + 700 bps), 10/25/30 (144A)	1,215,462
2,870,000(a)	Home Re, Ltd., Series 2020-1, Class M2, 9.639% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	2,894,537
5,640,000(a)	Home Re, Ltd., Series 2021-1, Class M2, 7.239% (1 Month USD LIBOR + 285 bps), 7/25/33 (144A)	5,258,839
78,590,600(c)(d)	Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.227%, 7/25/51 (144A)	800,893
2,621,102(c)	Hundred Acre Wood Trust, Series 2021-INV1, Class B2, 3.227%, 7/25/51 (144A)	1,830,012
4,350,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B2, 4.305%, 9/25/56 (144A)	2,281,997
931,000(c)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B5, 4.807%, 4/25/46 (144A)	701,849
145,199,106(c)(d)	JP Morgan Mortgage Trust, Series 2021-10, Class AX1, 0.123%, 12/25/51 (144A)	785,150
2,000,000(c)	JP Morgan Mortgage Trust, Series 2021-3, Class A5, 2.50%, 7/25/51 (144A)	1,387,766
6,537,183(c)	JP Morgan Mortgage Trust, Series 2021-7, Class B3, 2.803%, 11/25/51 (144A)	4,011,471
127,992,071(c)(d)	JP Morgan Mortgage Trust, Series 2021-8, Class AX1, 0.124%, 12/25/51 (144A)	744,108
8,385,631(c)	JP Morgan Mortgage Trust, Series 2021-8, Class B3, 2.849%, 12/25/51 (144A)	5,156,289
15Pioneer Strategic Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,017,076(c)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B3, 2.986%, 10/25/51 (144A)	$ 1,324,033
1,715,862(c)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B4, 2.986%, 10/25/51 (144A)	883,763
4,073,717(c)	JP Morgan Mortgage Trust, Series 2021-INV4, Class B2, 3.225%, 1/25/52 (144A)	2,882,187
4,291,951(c)	JP Morgan Mortgage Trust, Series 2021-INV4, Class B3, 3.225%, 1/25/52 (144A)	2,898,553
4,672,406(c)	JP Morgan Mortgage Trust, Series 2022-3, Class B3, 3.116%, 8/25/52 (144A)	3,256,052
5,650,000(c)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	3,975,819
5,566,569(c)	JP Morgan Mortgage Trust, Series 2022-4, Class B3, 3.262%, 10/25/52 (144A)	3,692,793
5,952,829(c)	JP Morgan Mortgage Trust, Series 2022-5, Class B3, 2.958%, 9/25/52 (144A)	3,839,363
4,686,812(c)	JP Morgan Mortgage Trust, Series 2022-6, Class B3, 3.309%, 11/25/52 (144A)	3,168,335
8,626,307(c)	JP Morgan Mortgage Trust, Series 2022-INV1, Class B3, 3.298%, 3/25/52 (144A)	5,787,181
6,102,457(c)	JP Morgan Mortgage Trust, Series 2022-INV3, Class B3, 3.392%, 9/25/52 (144A)	4,093,716
8,689,695(c)	JP Morgan Mortgage Trust, Series 2022-LTV2, Class B3, 3.682%, 9/25/52 (144A)	6,607,892
5,927,965(a)	JPMorgan Chase Bank N.A. - CHASE, Series 2020-CL1, Class M3, 7.739% (1 Month USD LIBOR + 335 bps), 10/25/57 (144A)	5,840,935
2,354,784(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M3, 5.728% (SOFR30A + 180 bps), 3/25/51 (144A)	2,046,531
2,089,456(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M4, 6.678% (SOFR30A + 275 bps), 3/25/51 (144A)	1,759,537
1,109,390	La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.358%, 1/15/46 (144A)	1,037,280
2,082,246	La Hipotecaria Mortgage Trust, Series 2019-2A, Class BBB, 4.75%, 9/29/46 (144A)	1,952,106
330,491(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 2.75% (Panamanian Mortgage Reference Rate - 300 bps), 9/8/39 (144A)	314,793
Pioneer Strategic Income Fund |  | 12/31/2216

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
6,778,122	La Hipotecaria Panamanian Mortgage Trust, Series 2021-1, Class GA, 4.35%, 7/13/52 (144A)	$ 6,286,708
3,112,889(c)	Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B2, 2.647%, 4/25/51 (144A)	2,039,395
4,035,058(c)	Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B2, 2.669%, 6/25/51 (144A)	2,631,151
6,111,156(c)	Mello Mortgage Capital Acceptance, Series 2022-INV2, Class B1, 3.533%, 4/25/52 (144A)	4,398,381
8,120,938(c)	Mello Mortgage Capital Acceptance, Series 2022-INV2, Class B3, 3.533%, 4/25/52 (144A)	5,306,767
4,325,051(c)	MFA Trust, Series 2021-AEI2, Class B3, 3.29%, 10/25/51 (144A)	2,933,003
7,172,000(c)	MFA Trust, Series 2021-RPL1, Class M2, 2.855%, 7/25/60 (144A)	5,386,883
2,954,761(c)	Mill City Mortgage Loan Trust, Series 2017-3, Class B2, 3.25%, 1/25/61 (144A)	2,224,731
6,145,000(c)	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M3, 3.25%, 7/25/59 (144A)	4,463,541
1,351,372(c)	Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B3, 2.95%, 3/25/51 (144A)	870,727
6,256,464(c)	Morgan Stanley Residential Mortgage Loan Trust, Series 2021-2, Class B2, 2.90%, 5/25/51 (144A)	4,227,983
8,601,537(a)	New Residential Mortgage Loan Trust, Series 2020-2A, Class B4A, 4.468% (1 Month USD LIBOR + 250 bps), 10/25/46 (144A)	8,060,638
13,903,950(c)	New Residential Mortgage Loan Trust, Series 2020-RPL1, Class B1, 3.881%, 11/25/59 (144A)	10,206,534
3,500,000	NYMT Loan Trust, Series 2022-CP1, Class M2, 3.514%, 7/25/61 (144A)	2,853,732
2,630,000(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 9.639% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	2,619,623
2,742,299(c)	Oceanview Mortgage Trust, Series 2021-1, Class B2, 2.725%, 5/25/51 (144A)	1,892,229
17Pioneer Strategic Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
3,126,628(c)	Oceanview Mortgage Trust, Series 2021-1, Class B3A, 3.243%, 6/25/51 (144A)	$ 2,093,761
2,533,963(c)	Oceanview Mortgage Trust, Series 2021-3, Class B3, 2.715%, 6/25/51 (144A)	1,257,829
1,915,033(c)	PRMI Securitization Trust, Series 2021-1, Class B2, 2.479%, 4/25/51 (144A)	1,241,096
3,651,969(c)	PRMI Securitization Trust, Series 2021-1, Class B3, 2.479%, 4/25/51 (144A)	2,213,853
2,861,774(c)	Provident Funding Mortgage Trust, Series 2021-1, Class B1, 2.384%, 4/25/51 (144A)	2,094,018
2,777,965(c)	Provident Funding Mortgage Trust, Series 2021-2, Class B2, 2.354%, 4/25/51 (144A)	1,800,621
2,839,745(c)	Provident Funding Mortgage Trust, Series 2021-INV1, Class B3, 2.782%, 8/25/51 (144A)	1,876,870
2,360,257(c)	Provident Funding Mortgage Trust, Series 2021-J1, Class B2, 2.638%, 10/25/51 (144A)	1,618,842
3,461,389(c)	Provident Funding Mortgage Trust, Series 2021-J1, Class B3, 2.638%, 10/25/51 (144A)	2,233,069
3,975,000(a)	Radnor Re, Ltd., Series 2021-2, Class M2, 8.928% (SOFR30A + 500 bps), 11/25/31 (144A)	3,524,880
3,410,194(c)	Rate Mortgage Trust, Series 2021-HB1, Class B2, 2.706%, 12/25/51 (144A)	2,379,782
1,864,889(c)	Rate Mortgage Trust, Series 2021-HB1, Class B3, 2.706%, 12/25/51 (144A)	1,137,252
4,329,608(c)	Rate Mortgage Trust, Series 2021-J1, Class B2, 2.706%, 7/25/51 (144A)	2,952,244
1,770,243(c)	Rate Mortgage Trust, Series 2021-J1, Class B3, 2.706%, 7/25/51 (144A)	1,008,461
2,275,858(c)	Rate Mortgage Trust, Series 2021-J3, Class B3, 2.714%, 10/25/51 (144A)	1,440,691
1,723,000(c)	Rate Mortgage Trust, Series 2021-J4, Class B4, 2.632%, 11/25/51 (144A)	605,694
4,015,808(c)	Rate Mortgage Trust, Series 2022-J1, Class B3, 2.75%, 1/25/52 (144A)	2,492,689
2,012,649(c)	RCKT Mortgage Trust, Series 2021-2, Class B3, 2.564%, 6/25/51 (144A)	1,325,933
Pioneer Strategic Income Fund |  | 12/31/2218

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
10,150,000(c)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	$ 7,123,661
5,093,305(c)	RCKT Mortgage Trust, Series 2022-3, Class B2A, 3.19%, 5/25/52 (144A)	3,633,827
2,441,141(c)	RCKT Mortgage Trust, Series 2022-3, Class B3, 3.19%, 5/25/52 (144A)	1,632,125
3,000,000(c)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M4, 4.704%, 11/25/31 (144A)	1,957,262
6,000,000(c)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M5, 6.00%, 11/25/31 (144A)	3,390,557
3,750,000(c)	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	417,188
3,100,086(c)	Sequoia Mortgage Trust, Series 2021-1, Class B3, 2.66%, 3/25/51 (144A)	1,939,612
1,165,724(c)	Sequoia Mortgage Trust, Series 2021-2, Class B4, 2.549%, 4/25/51 (144A)	498,048
1,195,579(c)	Sequoia Mortgage Trust, Series 2021-3, Class B4, 2.653%, 5/25/51 (144A)	520,267
2,430,941(c)	Sequoia Mortgage Trust, Series 2021-4, Class B4, 2.669%, 6/25/51 (144A)	1,060,267
1,523,068(c)	Sequoia Mortgage Trust, Series 2021-5, Class B4, 3.05%, 7/25/51 (144A)	707,804
1,783,000(c)	Sequoia Mortgage Trust, Series 2021-9, Class B4, 2.863%, 1/25/52 (144A)	601,530
4,100,000(c)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	2,722,556
2,743,712(c)	Sequoia Mortgage Trust, Series 2022-1, Class B4, 2.947%, 2/25/52 (144A)	945,951
3,405,000(a)	STACR Trust, Series 2018-DNA3, Class B1, 8.289% (1 Month USD LIBOR + 390 bps), 9/25/48 (144A)	3,464,326
4,550,000(a)	STACR Trust, Series 2018-HRP2, Class B1, 8.589% (1 Month USD LIBOR + 420 bps), 2/25/47 (144A)	4,539,914
5,000,000(c)	Towd Point Mortgage Trust, Series 2017-1, Class B3, 0.000%, 10/25/56 (144A)	3,966,548
6,374,998(c)	Towd Point Mortgage Trust, Series 2017-3, Class B3, 2.257%, 7/25/57 (144A)	5,131,887
9,518,271(c)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	7,635,795
830,000(a)	Triangle Re, Ltd., Series 2020-1, Class B1, 12.139% (1 Month USD LIBOR + 775 bps), 10/25/30 (144A)	832,753
19Pioneer Strategic Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,404,749(a)	Triangle Re, Ltd., Series 2020-1, Class M2, 9.989% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)	$ 1,407,460
1,830,000(a)	Triangle Re, Ltd., Series 2021-1, Class B1, 8.889% (1 Month USD LIBOR + 450 bps), 8/25/33 (144A)	1,814,202
453,254(a)	Triangle Re, Ltd., Series 2021-1, Class M1C, 7.789% (1 Month USD LIBOR + 340 bps), 8/25/33 (144A)	453,253
11,400,000(a)	Triangle Re, Ltd., Series 2021-1, Class M2, 8.289% (1 Month USD LIBOR + 390 bps), 8/25/33 (144A)	11,365,579
3,500,000(a)	Triangle Re, Ltd., Series 2021-3, Class B1, 8.878% (SOFR30A + 495 bps), 2/25/34 (144A)	2,771,993
6,993,546(c)	UWM Mortgage Trust, Series 2021-INV4, Class B2, 3.229%, 12/25/51 (144A)	5,019,828
800,000(c)	Visio Trust, Series 2019-2, Class B1, 3.91%, 11/25/54 (144A)	559,343
2,250,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	1,586,245
8,970,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	5,996,500
8,502,452(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-INV1, Class B3, 3.442%, 3/25/52 (144A)	5,674,165
	Total Collateralized Mortgage Obligations (Cost $729,917,030)	$573,962,309

	Commercial Mortgage-Backed Securities—8.3% of Net Assets
5,800,000(a)	Alen Mortgage Trust, Series 2021-ACEN, Class E, 8.318% (1 Month USD LIBOR + 400 bps), 4/15/34 (144A)	$ 4,450,065
3,600,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 6.676% (SOFR30A + 285 bps), 1/16/37 (144A)	3,294,098
5,703,620(d)(e)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	1
Pioneer Strategic Income Fund |  | 12/31/2220

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
4,500,000	Benchmark Mortgage Trust, Series 2018-B5, Class A3, 3.944%, 7/15/51	$ 4,214,785
2,025,000(c)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.29%, 9/15/48 (144A)	1,559,907
2,000,000(a)	BSREP Commercial Mortgage Trust, Series 2021-DC, Class G, 8.168% (1 Month USD LIBOR + 385 bps), 8/15/38 (144A)	1,603,616
4,325,000(a)	BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, 6.718% (1 Month USD LIBOR + 240 bps), 9/15/36 (144A)	3,979,021
17,000,000(a)	BX Trust, Series 2021-ARIA, Class E, 6.563% (1 Month USD LIBOR + 224 bps), 10/15/36 (144A)	15,422,692
5,807,807(a)	BX Trust, Series 2022-PSB, Class F, 11.669% (1 Month Term SOFR + 733 bps), 8/15/39 (144A)	5,761,267
4,500,000(a)	Capital Funding Mortgage Trust, Series 2021-19, Class B, 19.33% (1 Month USD LIBOR + 1,521 bps), 11/6/23 (144A)	4,379,026
2,500,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN, Class D, 6.099%, 2/15/33 (144A)	2,404,064
1,500,000(a)	CGDB Commercial Mortgage Trust, Series 2019-MOB, Class F, 6.868% (1 Month USD LIBOR + 255 bps), 11/15/36 (144A)	1,379,209
9,577,678(a)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, 6.668% (1 Month USD LIBOR + 235 bps), 6/15/34 (144A)	8,680,571
2,000,000	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A3, 3.744%, 3/10/51	1,856,223
795,000	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717%, 2/15/53	671,067
2,470,000(a)	CLNY Trust, Series 2019-IKPR, Class E, 7.039% (1 Month USD LIBOR + 272 bps), 11/15/38 (144A)	2,268,790
5,227,225(c)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035%, 2/10/48	4,826,668
7,650,000(c)	COMM Mortgage Trust, Series 2020-CBM, Class E, 3.633%, 2/10/37 (144A)	6,606,196
3,912,000(c)	COMM Mortgage Trust, Series 2020-CBM, Class F, 3.633%, 2/10/37 (144A)	3,301,457
21Pioneer Strategic Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
3,750,000	COMM Mortgage Trust, Series 2020-CX, Class A, 2.173%, 11/10/46 (144A)	$ 2,908,481
4,083,017(c)	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 4.258%, 4/15/50	3,499,185
2,680,000(c)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.558%, 11/15/48	2,243,176
4,106,000	DBGS Mortgage Trust, Series 2018-C1, Class 7EB, 5.237%, 9/15/31 (144A)	3,626,555
1,455,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 11.678% (SOFR30A + 775 bps), 1/25/51 (144A)	1,356,767
2,750,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class M2, 7.678% (SOFR30A + 375 bps), 1/25/51 (144A)	2,455,953
6,000,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 7.928% (SOFR30A + 400 bps), 11/25/51 (144A)	5,266,043
4,500,000(c)	FREMF Mortgage Trust, Series 2017-KW02, Class B, 3.793%, 12/25/26 (144A)	4,059,143
2,800,000(c)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.074%, 7/25/27 (144A)	2,577,821
2,300,000(c)	FREMF Mortgage Trust, Series 2018-K154, Class B, 4.023%, 11/25/32 (144A)	1,943,246
1,875,000(c)	FREMF Mortgage Trust, Series 2018-K157, Class B, 4.299%, 8/25/33 (144A)	1,603,321
3,534,000(c)	FREMF Mortgage Trust, Series 2018-KBX1, Class B, 3.576%, 1/25/26 (144A)	3,223,721
6,364,000(c)	FREMF Mortgage Trust, Series 2018-KHG1, Class B, 3.816%, 12/25/27 (144A)	5,695,860
1,779,141(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class C, 9.142% (1 Month USD LIBOR + 500 bps), 10/25/28	1,629,717
975,000(c)	FREMF Mortgage Trust, Series 2018-KW07, Class B, 4.084%, 10/25/31 (144A)	790,044
2,900,000(c)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.383%, 2/25/52 (144A)	2,572,073
5,817,030(c)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	5,287,726
8,500,000(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 11.042% (1 Month USD LIBOR + 690 bps), 8/25/29	7,633,071
3,900,000(c)	FREMF Mortgage Trust, Series 2020-K106, Class B, 3.585%, 3/25/53 (144A)	3,350,391
Pioneer Strategic Income Fund |  | 12/31/2222

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
1,316,053(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 10.392% (1 Month USD LIBOR + 625 bps), 1/25/27 (144A)	$ 1,198,170
2,930,802(a)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 13.142% (1 Month USD LIBOR + 900 bps), 7/25/30 (144A)	2,715,741
5,000,000(f)	FREMF Mortgage Trust, Series 2021-K131, Class D, 0.000%, 9/25/54 (144A)	2,184,527
81,525,498	FREMF Mortgage Trust, Series 2021-K131, Class X2A, 0.10%, 9/25/54 (144A)	518,453
18,374,996	FREMF Mortgage Trust, Series 2021-K131, Class X2B, 0.10%, 9/25/54 (144A)	101,024
10,000,000(f)	FREMF Mortgage Trust, Series 2021-KG05, Class C, 0.000%, 1/25/31 (144A)	4,655,142
123,332,856	FREMF Mortgage Trust, Series 2021-KG05, Class X2A, 0.10%, 1/25/31 (144A)	705,316
10,000,000	FREMF Mortgage Trust, Series 2021-KG05, Class X2B, 0.10%, 1/25/31 (144A)	52,677
22,996,959(c)	FRESB Mortgage Trust, Series 2020-SB79, Class X1, 1.089%, 7/25/40	971,946
6,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 6.818% (1 Month USD LIBOR + 250 bps), 12/15/36 (144A)	5,609,101
2,200,000(a)	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, 7.868% (1 Month USD LIBOR + 355 bps), 10/15/36 (144A)	2,071,008
3,590,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class D, 5.978% (1 Month USD LIBOR + 166 bps), 7/15/36 (144A)	3,396,509
1,500,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 6.478% (1 Month USD LIBOR + 216 bps), 7/15/36 (144A)	1,393,282
11,650,000(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-LOOP, Class F, 3.861%, 12/5/38 (144A)	6,719,052
5,600,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	5,017,103
3,100,000(a)	KNDL Mortgage Trust, Series 2019-KNSQ, Class F, 6.318% (1 Month USD LIBOR + 200 bps), 5/15/36 (144A)	2,984,871
23Pioneer Strategic Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
13,000,000(a)	Med Trust, Series 2021-MDLN, Class F, 8.318% (1 Month USD LIBOR + 400 bps), 11/15/38 (144A)	$ 11,956,976
1,250,000(c)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class C, 4.329%, 5/15/48	1,127,717
3,530,000(c)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class D, 3.237%, 12/15/47 (144A)	2,822,450
2,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class D, 3.356%, 5/15/50 (144A)	1,458,353
3,350,000	Morgan Stanley Capital I Trust, Series 2014-150E, Class AS, 4.012%, 9/9/32 (144A)	2,940,401
3,040,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.00%, 3/15/49 (144A)	2,341,756
11,225,189(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 7.639% (1 Month USD LIBOR + 325 bps), 10/25/49 (144A)	10,539,161
1,030,000(c)	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class D, 4.398%, 8/15/36 (144A)	878,982
3,190,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	2,089,450
7,050,000(c)	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class E, 3.584%, 3/11/31 (144A)	6,274,500
6,450,000(a)	Ready Capital Mortgage Financing LLC, Series 2019-FL3, Class D, 7.289% (1 Month USD LIBOR + 290 bps), 3/25/34 (144A)	6,318,100
5,600,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 7.339% (1 Month USD LIBOR + 295 bps), 11/25/36 (144A)	5,126,018
5,230,000(a)	Ready Capital Mortgage Financing LLC, Series 2022-FL8, Class D, 7.644% (SOFR30A + 370 bps), 1/25/37 (144A)	4,933,198
2,500,000(a)	Ready Capital Mortgage Financing LLC, Series 2022-FL8, Class E, 8.194% (SOFR30A + 425 bps), 1/25/37 (144A)	2,363,610
2,659,000(c)	Ready Capital Mortgage Trust, Series 2019-5, Class C, 5.054%, 2/25/52 (144A)	2,365,929
Pioneer Strategic Income Fund |  | 12/31/2224

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
5,400,000(c)	Ready Capital Mortgage Trust, Series 2019-5, Class E, 5.411%, 2/25/52 (144A)	$ 4,142,129
2,443,000(c)	ReadyCap Commercial Mortgage Trust, Series 2019-6, Class C, 4.127%, 10/25/52 (144A)	1,992,275
8,350,000	SLG Office Trust, Series 2021-OVA, Class E, 2.851%, 7/15/41 (144A)	5,816,278
8,000,000	SLG Office Trust, Series 2021-OVA, Class F, 2.851%, 7/15/41 (144A)	5,193,884
1,731,783(a)	Slide, Series 2018-FUN, Class E, 6.868% (1 Month USD LIBOR + 255 bps), 6/15/31 (144A)	1,691,640
1,500,000(c)	Soho Trust, Series 2021-SOHO, Class A, 2.697%, 8/10/38 (144A)	1,163,789
16,080,000(a)	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class B, 7.268% (1 Month Term SOFR + 293 bps), 5/15/37 (144A)	15,445,099
67,584,000(c)	UBS Commercial Mortgage Trust, Series 2018-C9, Class XB, 0.376%, 3/15/51	1,150,847
3,912,000(c)	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class B, 3.875%, 4/10/46 (144A)	3,840,542
2,400,000(a)	XCALI Mortgage Trust, Series 2020-5, Class A, 7.456% (1 Month Term SOFR + 337 bps), 10/15/23 (144A)	2,380,947
5,200,000(a)	XCALI Mortgage Trust, Series 2021-CT2, Class A, 6.456% (1 Month Term SOFR + 237 bps), 4/6/23 (144A)	5,129,974
	Total Commercial Mortgage-Backed Securities (Cost $332,616,943)	$290,158,944

	Convertible Corporate Bonds — 0.7% of Net Assets
	Airlines — 0.1%
2,595,000	GOL Equity Finance SA, 3.75%, 7/15/24 (144A)	$ 1,236,517
5,156,000	Spirit Airlines, Inc., 1.00%, 5/15/26	4,150,580
	Total Airlines	$5,387,097
25Pioneer Strategic Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Banks — 0.0%†
IDR15,039,758,000	PT Bakrie & Brothers Tbk, 2/15/23	$ 150,712
	Total Banks	$150,712
	Biotechnology — 0.1%
3,493,000	Insmed, Inc., 1.75%, 1/15/25	$ 3,257,222
	Total Biotechnology	$3,257,222
	Entertainment — 0.3%
12,093,000(f)	DraftKings Holdings, Inc., 3/15/28	$ 7,479,521
1,892,000	IMAX Corp., 0.50%, 4/1/26	1,595,735
	Total Entertainment	$9,075,256
	Pharmaceuticals — 0.0%†
7,025,000(g)	Tricida, Inc., 3.50%, 5/15/27	$ 632,250
	Total Pharmaceuticals	$632,250
	Software — 0.2%
2,231,000	Bentley Systems, Inc., 0.375%, 7/1/27	$ 1,816,034
4,819,000	Verint Systems, Inc., 0.25%, 4/15/26	4,192,530
	Total Software	$6,008,564
	Total Convertible Corporate Bonds (Cost $38,678,233)	$24,511,101

	Corporate Bonds — 29.2% of Net Assets
	Aerospace & Defense — 1.1%
25,979,000	Boeing Co., 3.75%, 2/1/50	$ 17,836,111
18,950,000	Boeing Co., 5.805%, 5/1/50	17,569,982
3,285,000	Spirit AeroSystems, Inc., 9.375%, 11/30/29 (144A)	3,458,120
	Total Aerospace & Defense	$38,864,213
	Agriculture — 0.2%
7,305,000	Amaggi Luxembourg International S.a.r.l., 5.25%, 1/28/28 (144A)	$ 6,884,962
	Total Agriculture	$6,884,962
	Airlines — 0.6%
1,630,000	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	$ 1,293,304
9,180,000	Gol Finance SA, 8.00%, 6/30/26 (144A)	5,458,133
11,390,000	Grupo Aeromexico SAB de CV, 8.50%, 3/17/27 (144A)	10,060,121
1,990,000	Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd., 8.00%, 9/20/25 (144A)	2,000,209
Pioneer Strategic Income Fund |  | 12/31/2226

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Airlines — (continued)
1,020,000	United Airlines, Inc., 4.375%, 4/15/26 (144A)	$ 945,464
1,020,000	United Airlines, Inc., 4.625%, 4/15/29 (144A)	888,110
	Total Airlines	$20,645,341
	Auto Manufacturers — 0.8%
4,312,000	Ford Motor Co., 5.291%, 12/8/46	$ 3,285,807
4,430,000	Ford Motor Co., 6.10%, 8/19/32	4,090,474
7,600,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	5,970,242
15,325,000	Ford Motor Credit Co. LLC, 3.815%, 11/2/27	13,468,989
	Total Auto Manufacturers	$26,815,512
	Banks — 8.1%
20,800,000(c)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 15,037,017
5,180,000	Access Bank Plc, 6.125%, 9/21/26 (144A)	3,973,578
4,535,000(c)	ANZ Bank New Zealand, Ltd., 5.548% (5 Year CMT Index + 300 bps), 8/11/32 (144A)	4,402,852
4,608,000(c)(h)	Banco Mercantil del Norte SA, 6.75% (5 Year CMT Index + 497 bps) (144A)	4,495,528
3,460,000(c)(h)	Banco Mercantil del Norte SA, 8.375% (5 Year CMT Index + 776 bps) (144A)	3,429,543
4,240,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.375%, 4/17/25 (144A)	4,195,480
8,400,000(c)	Banco Santander SA, 3.225% (1 Year CMT Index + 160 bps), 11/22/32	6,342,900
14,170,000(c)	Barclays Plc, 5.746% (5 Year CMT Index + 300 bps), 8/9/33	13,385,856
5,400,000(c)	Barclays Plc, 7.437% (1 Year CMT Index + 350 bps), 11/2/33	5,658,127
14,450,000(c)	BPCE SA, 3.116% (SOFR + 173 bps), 10/19/32 (144A)	10,543,667
7,445,000(c)	BPCE SA, 3.648% (5 Year CMT Index + 190 bps), 1/14/37 (144A)	5,563,156
KZT1,923,750,000	Development Bank of Kazakhstan JSC, 10.75%, 2/12/25	3,582,394
1,520,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	1,182,942
3,005,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	2,702,928
14,690,000(c)	HSBC Holdings Plc, 5.402% (SOFR + 287 bps), 8/11/33	13,603,279
27Pioneer Strategic Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Banks — (continued)
1,600,000(c)	ING Groep NV, 4.252% (SOFR + 207 bps), 3/28/33	$ 1,408,660
19,337,000(c)(h)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	13,270,138
1,245,000(c)	Intesa Sanpaolo S.p.A., 4.198% (1 Year CMT Index + 260 bps), 6/1/32 (144A)	914,711
4,539,000(c)	Intesa Sanpaolo S.p.A., 4.95% (5 Year CMT Index + 275 bps), 6/1/42 (144A)	2,914,713
8,750,000(c)	Intesa Sanpaolo S.p.A., 8.248% (1 Year CMT Index + 440 bps), 11/21/33 (144A)	8,876,797
10,350,000(c)	Lloyds Banking Group Plc, 4.976% (5 Year CMT Index + 230 bps), 8/11/33	9,503,270
8,231,000(c)	Lloyds Banking Group Plc, 7.953% (1 Year CMT Index + 375 bps), 11/15/33	8,712,525
11,185,000(c)	Macquarie Group, Ltd., 2.871% (SOFR + 153 bps), 1/14/33 (144A)	8,580,939
5,220,000(c)	Mizuho Financial Group, Inc., 5.669% (5 Year CMT Index + 240 bps), 9/13/33	5,179,682
11,355,000(c)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	10,382,545
9,814,000(c)(h)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	7,576,927
8,000,000(c)	Societe Generale SA, 4.027% (1 Year CMT Index + 190 bps), 1/21/43 (144A)	5,413,109
4,635,000(c)(h)	Societe Generale SA, 5.375% (5 Year CMT Index + 451 bps) (144A)	3,754,984
10,355,000(c)	Societe Generale SA, 6.221% (1 Year CMT Index + 320 bps), 6/15/33 (144A)	9,684,871
5,010,000(c)(h)	Sovcombank Via SovCom Capital DAC, 7.60% (5 Year CMT Index + 636 bps) (144A)	140,906
21,130,000(c)	Standard Chartered Plc, 3.603% (1 Year CMT Index + 190 bps), 1/12/33 (144A)	15,889,776
EUR28,280,100(e)(h)	Stichting AK Rabobank Certificaten, 6.50%	29,025,209
6,750,000(c)	Toronto-Dominion Bank, 8.125% (5 Year CMT Index + 408 bps), 10/31/82	7,020,000
9,276,000(c)	UBS Group AG, 4.988% (5 Year CMT Index + 240 bps), 8/5/33 (144A)	8,586,621
23,889,000(c)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	19,408,573
9,395,000(c)	UniCredit S.p.A., 7.296% (5 Year USD 1100 Run ICE Swap Rate + 491 bps), 4/2/34 (144A)	8,610,444
	Total Banks	$282,954,647
Pioneer Strategic Income Fund |  | 12/31/2228

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Biotechnology — 0.2%
3,009,000	Bio-Rad Laboratories, Inc., 3.70%, 3/15/32	$ 2,577,272
EUR2,405,000	Cidron Aida Finco S.a.r.l., 5.00%, 4/1/28 (144A)	2,194,703
EUR2,625,000	Grifols Escrow Issuer SA, 3.875%, 10/15/28 (144A)	2,353,317
	Total Biotechnology	$7,125,292
	Building Materials — 0.4%
6,782,000	Builders FirstSource, Inc., 6.375%, 6/15/32 (144A)	$ 6,369,968
5,550,000	Fortune Brands Innovations, Inc., 4.50%, 3/25/52	4,166,697
1,880,000	Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, 4/15/30 (144A)	1,687,112
	Total Building Materials	$12,223,777
	Chemicals — 0.5%
2,700,000	Braskem Idesa SAPI, 6.99%, 2/20/32 (144A)	$ 1,927,310
4,055,000	Celanese US Holdings LLC, 6.379%, 7/15/32	3,856,094
5,055,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29 (144A)	3,274,224
11,740,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	9,758,875
	Total Chemicals	$18,816,503
	Commercial Services — 1.1%
5,196,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$ 4,754,340
EUR2,470,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 3.625%, 6/1/28 (144A)	2,091,677
1,670,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	1,379,303
1,025,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	831,012
5,400,000	Ashtead Capital, Inc., 5.50%, 8/11/32 (144A)	5,164,934
5,270,000	CoreLogic, Inc., 4.50%, 5/1/28 (144A)	4,043,144
5,375,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	4,746,017
3,830,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	3,112,060
29Pioneer Strategic Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Commercial Services — (continued)
437,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	$ 420,882
10,716,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	9,753,275
MXN65,625,000	Red de Carreteras de Occidente SAB de CV, 9.00%, 6/10/28 (144A)	3,180,808
	Total Commercial Services	$39,477,452
	Computers — 0.1%
2,415,000	NCR Corp., 5.00%, 10/1/28 (144A)	$ 2,058,870
1,215,000	NCR Corp., 5.25%, 10/1/30 (144A)	1,002,375
	Total Computers	$3,061,245
	Diversified Financial Services — 2.5%
8,250,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 6,449,526
16,065,000	Air Lease Corp., 2.875%, 1/15/32	12,762,523
7,310,000	Air Lease Corp., 3.125%, 12/1/30	6,057,772
9,950,000	B3 SA - Brasil Bolsa Balcao, 4.125%, 9/20/31 (144A)	8,384,303
8,607,000	Bread Financial Holdings, Inc., 7.00%, 1/15/26 (144A)	7,488,090
6,660,000(g)	Credito Real SAB de CV SOFOM ER, 8.00%, 1/21/28 (144A)	166,500
17,870,600(i)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK or 6.50% Cash), 9/15/24 (144A)	15,190,010
5,575,000	OneMain Finance Corp., 3.50%, 1/15/27	4,615,933
2,500,000(a)	OWS Cre Funding I LLC, 9.269% (1 Month USD LIBOR + 490 bps), 9/1/23 (144A)	2,387,361
EUR3,215,000	Sherwood Financing Plc, 4.50%, 11/15/26	2,766,103
GBP5,170,000	Sherwood Financing Plc, 6.00%, 11/15/26 (144A)	4,812,709
8,705,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	6,924,655
8,185,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 6.375%, 2/1/30 (144A)	6,562,938
1,840,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 7.875%, 5/1/27 (144A)	1,659,947
	Total Diversified Financial Services	$86,228,370
	Electric — 1.2%
7,670,000(c)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	$ 6,212,700
Pioneer Strategic Income Fund |  | 12/31/2230

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Electric — (continued)
EUR3,240,000	ContourGlobal Power Holdings SA, 2.75%, 1/1/26 (144A)	$ 3,069,235
EUR1,635,000	ContourGlobal Power Holdings SA, 3.125%, 1/1/28 (144A)	1,429,317
3,880,000	Enel Finance International NV, 7.75%, 10/14/52 (144A)	4,144,950
9,225,000	Light Servicos de Eletricidade SA/Light Energia SA, 4.375%, 6/18/26 (144A)	7,694,865
2,285,000	NRG Energy, Inc., 3.625%, 2/15/31 (144A)	1,737,052
8,980,000	NRG Energy, Inc., 3.875%, 2/15/32 (144A)	6,744,429
13,199,000	NRG Energy, Inc., 4.45%, 6/15/29 (144A)	11,672,513
	Total Electric	$42,705,061
	Electrical Components & Equipments — 0.5%
EUR7,865,000	Belden, Inc., 3.375%, 7/15/27 (144A)	$ 7,661,792
EUR4,585,000	Belden, Inc., 3.375%, 7/15/31 (144A)	4,073,651
EUR6,020,000	Energizer Gamma Acquisition BV, 3.50%, 6/30/29 (144A)	5,117,182
1,025,000	Energizer Holdings, Inc., 6.50%, 12/31/27 (144A)	975,482
	Total Electrical Components & Equipments	$17,828,107
	Electronics — 0.1%
2,600,000	Atkore, Inc., 4.25%, 6/1/31 (144A)	$ 2,229,500
	Total Electronics	$2,229,500
	Energy-Alternate Sources — 0.1%
3,849,975	Adani Renewable Energy RJ, Ltd./Kodangal Solar Parks Pvt, Ltd./Wardha Solar Maharash, 4.625%, 10/15/39 (144A)	$ 2,868,232
582,554	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	575,733
	Total Energy-Alternate Sources	$3,443,965
	Engineering & Construction — 0.2%
6,449,411	Artera Services LLC, 9.033%, 12/4/25 (144A)	$ 5,372,940
1,615,000	IHS Holding, Ltd., 5.625%, 11/29/26 (144A)	1,333,182
1,425,000	IHS Holding, Ltd., 6.25%, 11/29/28 (144A)	1,149,348
	Total Engineering & Construction	$7,855,470
	Entertainment — 0.4%
11,100,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	$ 7,872,448
31Pioneer Strategic Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Entertainment — (continued)
3,400,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/6/31 (144A)	$ 2,296,633
2,910,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.625%, 3/1/30 (144A)	2,458,077
	Total Entertainment	$12,627,158
	Food — 0.6%
1,458,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 5/15/32 (144A)	$ 1,118,068
11,860,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/1/33 (144A)	11,311,831
4,610,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 12/1/52 (144A)	4,387,851
5,735,000	Minerva Luxembourg SA, 4.375%, 3/18/31 (144A)	4,706,313
	Total Food	$21,524,063
	Forest Products & Paper — 0.1%
EUR1,950,000	Ahlstrom-Munksjo Holding 3 Oy, 3.625%, 2/4/28 (144A)	$ 1,756,153
3,004,000	Inversiones CMPC SA, 3.85%, 1/13/30 (144A)	2,719,382
	Total Forest Products & Paper	$4,475,535
	Gas — 0.1%
2,195,000	Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (144A)	$ 1,785,586
	Total Gas	$1,785,586
	Hand & Machine Tools — 0.1%
EUR3,950,000	IMA Industria Macchine Automatiche S.p.A., 3.75%, 1/15/28 (144A)	$ 3,468,947
	Total Hand & Machine Tools	$3,468,947
	Healthcare-Services — 0.2%
4,195,000	Auna SAA, 6.50%, 11/20/25 (144A)	$ 3,478,214
EUR3,860,000	CAB SELAS, 3.375%, 2/1/28 (144A)	3,309,929
3,421,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	744,068
	Total Healthcare-Services	$7,532,211
	Insurance — 1.1%
2,094,000	Aon Corp./Aon Global Holdings Plc, 2.60%, 12/2/31	$ 1,709,140
Pioneer Strategic Income Fund |  | 12/31/2232

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Insurance — (continued)
13,080,000(c)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	$ 10,514,814
EUR2,650,000(c)	Liberty Mutual Group, Inc., 3.625% (5 Year EUR Swap + 370 bps), 5/23/59 (144A)	2,496,289
22,651,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	24,464,112
	Total Insurance	$39,184,355
	Internet — 0.1%
EUR4,985,000	United Group BV, 5.25%, 2/1/30 (144A)	$ 3,821,888
	Total Internet	$3,821,888
	Iron & Steel — 0.3%
3,250,000	Commercial Metals Co., 4.375%, 3/15/32	$ 2,827,261
2,675,000	Metinvest BV, 7.65%, 10/1/27 (144A)	1,391,000
1,880,000	Mineral Resources, Ltd., 8.00%, 11/1/27 (144A)	1,922,338
1,980,000	Mineral Resources, Ltd., 8.50%, 5/1/30 (144A)	2,006,789
4,375,000	TMS International Corp., 6.25%, 4/15/29 (144A)	3,129,263
	Total Iron & Steel	$11,276,651
	Leisure Time — 0.0%†
1,130,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	$ 834,190
300,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	241,500
	Total Leisure Time	$1,075,690
	Lodging — 0.1%
3,125,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29 (144A)	$ 2,687,500
1,800,000	Sands China, Ltd., 4.875%, 6/18/30	1,581,804
	Total Lodging	$4,269,304
	Media — 0.5%
3,910,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 2,999,869
6,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	5,174,490
6,200,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	3,426,331
2,305,000	CSC Holdings LLC, 5.00%, 11/15/31 (144A)	1,287,804
33Pioneer Strategic Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Media — (continued)
2,034,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	$ 15,255
4,205,000	VZ Secured Financing BV, 5.00%, 1/15/32 (144A)	3,417,073
	Total Media	$16,320,822
	Metal Fabricate/Hardware — 0.1%
5,988,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	$ 4,067,888
	Total Metal Fabricate/Hardware	$4,067,888
	Mining — 0.8%
4,776,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	$ 4,142,390
11,678,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	9,113,822
4,837,000	FMG Resources August 2006 Pty, Ltd., 4.375%, 4/1/31 (144A)	4,022,853
11,990,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	9,309,521
	Total Mining	$26,588,586
	Multi-National — 0.8%
4,880,000	African Export-Import Bank, 3.994%, 9/21/29 (144A)	$ 4,229,496
8,430,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	7,162,128
2,860,000	Banque Ouest Africaine de Developpement, 5.00%, 7/27/27 (144A)	2,682,165
IDR113,010,000,000	Inter-American Development Bank, 7.875%, 3/14/23	7,289,118
KZT2,993,000,000	International Finance Corp., 7.50%, 2/3/23	6,437,022
	Total Multi-National	$27,799,929
	Oil & Gas — 1.5%
7,175,000	Harbour Energy Plc, 5.50%, 10/15/26 (144A)	$ 6,429,661
4,737,000	International Petroleum Corp., 7.25%, 2/1/27 (144A)	4,358,040
8,060,000	MC Brazil Downstream Trading S.a.r.l, 7.25%, 6/30/31 (144A)	6,646,299
8,985,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	8,724,506
4,435,000	Petroleos Mexicanos, 6.70%, 2/16/32	3,482,571
2,217,000	Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	2,172,660
5,825,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	4,671,650
Pioneer Strategic Income Fund |  | 12/31/2234

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oil & Gas — (continued)
5,050,000	Vermilion Energy, Inc., 6.875%, 5/1/30 (144A)	$ 4,608,543
12,895,000	YPF SA, 6.95%, 7/21/27 (144A)	9,135,076
	Total Oil & Gas	$50,229,006
	Oil & Gas Services — 0.2%
5,595,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	$ 5,579,586
	Total Oil & Gas Services	$5,579,586
	Pharmaceuticals — 0.2%
2,424,000	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	$ 1,842,179
EUR1,625,000	Teva Pharmaceutical Finance Netherlands II BV, 3.75%, 5/9/27	1,503,033
EUR2,725,000	Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/30	2,400,356
1,478,000	Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/9/27	1,335,964
1,328,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	1,182,647
	Total Pharmaceuticals	$8,264,179
	Pipelines — 1.5%
1,694,000(c)(h)	Energy Transfer LP, 6.625% (3 Month USD LIBOR + 416 bps)	$ 1,257,795
37,035,000(c)(h)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	30,924,225
15,145,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	12,165,221
3,862,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	3,185,249
4,776,000	Williams Cos., Inc., 7.75%, 6/15/31	5,266,410
	Total Pipelines	$52,798,900
	Real Estate — 0.1%
EUR5,800,000	ADLER Real Estate AG, 3.00%, 4/27/26	$ 4,277,732
	Total Real Estate	$4,277,732
	REITs — 0.3%
2,359,000	GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32	$ 1,885,749
35Pioneer Strategic Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	REITs — (continued)
6,566,000	HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26 (144A)	$ 5,704,541
2,975,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	1,970,937
	Total REITs	$9,561,227
	Retail — 0.2%
EUR4,500,000	Food Service Project SA, 5.50%, 1/21/27 (144A)	$ 4,438,599
3,805,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	3,047,001
	Total Retail	$7,485,600
	Semiconductors — 0.2%
6,940,000	Broadcom, Inc., 4.15%, 4/15/32 (144A)	$ 6,092,336
	Total Semiconductors	$6,092,336
	Software — 0.1%
6,525,000	AthenaHealth Group, Inc., 6.50%, 2/15/30 (144A)	$ 4,808,482
	Total Software	$4,808,482
	Telecommunications — 1.4%
475,000	Altice France SA, 5.125%, 1/15/29 (144A)	$ 357,158
1,835,000	Altice France SA, 5.125%, 7/15/29 (144A)	1,375,779
9,874,000	Altice France SA, 5.50%, 1/15/28 (144A)	7,732,527
4,600,000	CommScope Technologies LLC, 5.00%, 3/15/27 (144A)	3,124,327
4,120,000	CommScope, Inc., 4.75%, 9/1/29 (144A)	3,321,544
1,976,217	Digicel International Finance Ltd/Digicel international Holdings, Ltd., 8.00%, 12/31/26 (144A)	869,535
4,950,371	Digicel International Finance Ltd/Digicel international Holdings, Ltd., 8.75%, 5/25/24 (144A)	4,257,319
4,235,000	GoTo Group, Inc., 5.50%, 9/1/27 (144A)	2,277,676
1,240,000	Level 3 Financing, Inc., 3.75%, 7/15/29 (144A)	892,019
4,351,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	3,622,207
EUR6,915,000	Lorca Telecom Bondco SA, 4.00%, 9/18/27 (144A)	6,606,429
4,250,000	Lumen Technologies, Inc., 4.50%, 1/15/29 (144A)	2,933,401
Pioneer Strategic Income Fund |  | 12/31/2236

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Telecommunications — (continued)
1,346,400	Millicom International Cellular SA, 6.25%, 3/25/29 (144A)	$ 1,287,188
6,900,000	Total Play Telecomunicaciones SA de CV, 6.375%, 9/20/28 (144A)	5,388,545
4,270,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	3,479,304
	Total Telecommunications	$47,524,958
	Transportation — 0.5%
4,910,000	Hidrovias International Finance SARL, 4.95%, 2/8/31 (144A)	$ 3,636,843
3,172,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	2,403,742
2,785,000	Simpar Europe SA, 5.20%, 1/26/31 (144A)	2,109,638
6,290,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	4,723,355
4,870,000	XPO Escrow Sub LLC, 7.50%, 11/15/27 (144A)	4,928,050
	Total Transportation	$17,801,628
	Total Corporate Bonds (Cost $1,237,224,128)	$1,017,401,664

Shares
	Convertible Preferred Stocks — 1.3% of Net Assets
	Banks — 1.3%
2,387(h)	Bank of America Corp., 7.25%	$ 2,768,920
34,526(h)	Wells Fargo & Co., 7.50%	40,913,310
	Total Banks	$43,682,230
	Total Convertible Preferred Stocks (Cost $46,872,398)	$43,682,230

37Pioneer Strategic Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Municipal Bonds — 0.9% of Net Assets(j)
	Arizona — 0.1%
2,370,000	Maricopa County Industrial Development Authority, Banner Health, Series 2019F, 3.00%, 1/1/49	$ 1,678,410
	Total Arizona	$1,678,410
	California — 0.1%
2,435,000	California Health Facilities Financing Authority, Cedars-Sinai Health System, Series A, 3.00%, 8/15/51	$ 1,860,389
1,220,000	Regents of the University of California, Medical Center Pooled Revenue, Series P, 4.00%, 5/15/53	1,153,620
	Total California	$3,014,009
	Florida — 0.0%†
1,825,000	South Broward Hospital District, South Broward Hospital District Obligated Group, Series A, 2.50%, 5/1/47	$ 1,177,399
	Total Florida	$1,177,399
	Georgia — 0.0%†
1,055,000	Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A, 3.00%, 2/15/51	$ 752,827
	Total Georgia	$752,827
	Massachusetts — 0.0%†
1,930,000(k)	Commonwealth of Massachusetts, Series B, 3.00%, 4/1/47	$ 1,453,676
	Total Massachusetts	$1,453,676
	Missouri — 0.0%†
480,000	Health & Educational Facilities Authority of the State of Missouri, BJC Health System, Series A, 3.00%, 7/1/38	$ 404,491
	Total Missouri	$404,491
	Nebraska — 0.1%
970,000(k)	Lancaster County School District 001, Lincoln Public Schools, 2.00%, 1/15/43	$ 615,581
3,600,000	University of Nebraska Facilities Corp., Green Bond, Series B, 3.00%, 7/15/54	2,599,416
	Total Nebraska	$3,214,997
Pioneer Strategic Income Fund |  | 12/31/2238

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	New Jersey — 0.1%
1,220,000	New Jersey Health Care Facilities Financing Authority, Atlanticare Health System Obligated Group Issue, 3.00%, 7/1/46	$ 865,883
2,620,000	New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue, 3.00%, 7/1/51	1,870,182
	Total New Jersey	$2,736,065
	New York — 0.1%
1,950,000	New York State Thruway Authority, Series A-1, 3.00%, 3/15/50	$ 1,473,635
	Total New York	$1,473,635
	North Carolina — 0.1%
1,930,000	City of Charlotte Airport Revenue, Charlotte Douglas International Airport Revenue, Series A, 4.00%, 7/1/47	$ 1,789,766
	Total North Carolina	$1,789,766
	Oregon — 0.0%†
1,705,000	Oregon Health & Science University, Green Bond, Series A, 3.00%, 7/1/51	$ 1,264,530
	Total Oregon	$1,264,530
	Pennsylvania — 0.1%
3,655,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series B, 4.00%, 5/1/56	$ 3,008,431
815,000	Pennsylvania Turnpike Commission, Series C, 3.00%, 12/1/51	592,472
	Total Pennsylvania	$3,600,903
	Tennessee — 0.0%†
270,000	City of Memphis TN Water Revenue, Memphis Light, Gas and Water Division, 3.00%, 12/1/45	$ 216,321
	Total Tennessee	$216,321
	Texas — 0.1%
3,290,000	Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, 3.00%, 10/1/51	$ 2,315,074
1,220,000	Texas Water Development Board, State Revolving Fund, 3.00%, 8/1/40	1,056,081
	Total Texas	$3,371,155
39Pioneer Strategic Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Virginia — 0.1%
830,000	Hampton Roads Transportation Accountability Commission, Series A, 4.00%, 7/1/57	$ 750,984
1,460,000	Roanoke Economic Development Authority, Carilion Clinic Obligated Group, 3.00%, 7/1/45	1,095,993
630,000	Rockingham County Economic Development Authority, Sentara RMH Medical Center, Series A, 3.00%, 11/1/46	474,913
2,500,000	Virginia College Building Authority, Public Higher Education Financing Program, Series C, 3.00%, 9/1/51	1,878,200
	Total Virginia	$4,200,090
	Total Municipal Bonds (Cost $31,873,046)	$30,348,274

Shares
	Preferred Stock — 0.0%† of Net Assets
	Capital Markets — 0.0%†
3,505	B Riley Financial, Inc., 6.75%, 5/31/24	$ 85,522
	Total Capital Markets	$85,522
	Total Preferred Stock (Cost $86,107)	$85,522

	Right/Warrant — 0.0%† of Net Assets
	Metals & Mining — 0.0%†
1,880,020(l)	ANR, Inc., 3/31/23	$ 14,100
	Total Metals & Mining	$14,100
	Total Right/Warrant (Cost $—)	$14,100

Pioneer Strategic Income Fund |  | 12/31/2240

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Insurance-Linked Securities — 3.8% of Net Assets#
	Event Linked Bonds — 1.1%
	Earthquakes – California — 0.1%
750,000(a)	Phoenician Re, 7.241%, (3 Month U.S. Treasury Bill + 290 bps), 12/14/24 (144A)	$ 686,100
750,000(a)	Sutter Re, 9.343%, (3 Month U.S. Treasury Bill + 500 bps), 5/23/23 (144A)	727,350
3,000,000(a)	Ursa Re II, 8.283%, (3 Month U.S. Treasury Bill + 375 bps), 12/7/23 (144A)	2,923,500
		$4,336,950
	Earthquakes – Mexico — 0.0%†
250,000(a)	International Bank for Reconstruction & Development, 8.153%, (3 Month USD LIBOR + 350 bps), 3/13/24 (144A)	$ 240,400
	Earthquakes - U.S. — 0.0%†
500,000(c)	Veraison Re, 2.50%, (1 Month U.S. Treasury Bill + 250 bps), 3/9/26 (144A)	$ 499,750
	Health – U.S. — 0.1%
2,250,000(a)	Vitality Re X, 6.093%, (3 Month U.S. Treasury Bill + 175 bps), 1/10/23 (144A)	$ 2,249,775
250,000(a)	Vitality Re X, 6.343%, (3 Month U.S. Treasury Bill + 200 bps), 1/10/23 (144A)	249,975
		$2,499,750
	Inland Flood – U.S. — 0.1%
1,500,000(a)	FloodSmart Re, 15.593%, (3 Month U.S. Treasury Bill + 1,125 bps), 2/25/25 (144A)	$ 1,395,000
1,000,000(a)	FloodSmart Re, 17.923%, (3 Month U.S. Treasury Bill + 1,358 bps), 3/1/24 (144A)	900,000
750,000(a)	FloodSmart Re, 19.423%, (3 Month U.S. Treasury Bill + 1,508 bps), 2/27/23 (144A)	675,000
		$2,970,000
	Multiperil – Florida — 0.0%†
250,000(a)	Sanders Re II, 10.133%, (3 Month U.S. Treasury Bill + 579 bps), 6/7/23 (144A)	$ 245,000
	Multiperil – U.S. — 0.5%
900,000(a)	Easton Re Pte, 8.343%, (3 Month U.S. Treasury Bill + 400 bps), 1/8/24 (144A)	$ 841,320
41Pioneer Strategic Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
500,000(a)	Four Lakes Re, 9.093%, (3 Month U.S. Treasury Bill + 475 bps), 1/7/25 (144A)	$ 459,700
1,500,000(a)	Four Lakes Re, 11.643%, (3 Month U.S. Treasury Bill + 730 bps), 1/5/24 (144A)	1,377,300
1,500,000(a)	Four Lakes Re, 14.503%, (3 Month U.S. Treasury Bill + 1,016 bps), 1/5/24 (144A)	1,402,500
500,000(a)	Herbie Re, 14.063%, (3 Month U.S. Treasury Bill + 972 bps), 1/8/25 (144A)	425,000
1,750,000(a)	Matterhorn Re, 9.572%, (SOFR + 532 bps), 3/24/25 (144A)	1,506,225
750,000(a)	Matterhorn Re, 12.072%, (SOFR + 775 bps), 3/24/25 (144A)	640,275
2,900,000(a)	Mystic Re IV, 4.843%, (3 Month U.S. Treasury Bill + 50 bps), 1/8/26 (144A)	2,898,550
1,500,000(a)	Residential Re, 10.523%, (3 Month U.S. Treasury Bill + 618 bps), 12/6/24 (144A)	1,420,500
1,500,000(a)	Residential Re, 11.343%, (3 Month U.S. Treasury Bill + 700 bps), 12/6/26 (144A)	1,494,300
1,250,000(a)	Residential Re, 12.323%, (3 Month U.S. Treasury Bill + 798 bps), 12/6/24 (144A)	1,165,375
500,000(a)	Sakura Re, 17.843%, (3 Month U.S. Treasury Bill + 1,350 bps), 1/5/26 (144A)	499,950
2,250,000(a)	Sanders Re II, 7.433%, (3 Month U.S. Treasury Bill + 309 bps), 4/7/25 (144A)	2,085,750
750,000(a)	Sanders Re III, 10.593%, (3 Month U.S. Treasury Bill + 625 bps), 4/7/27 (144A)	748,875
750,000(a)	Sussex Re, 12.523%, (3 Month U.S. Treasury Bill + 818 bps), 1/8/25 (144A)	651,375
		$17,616,995
	Multiperil – U.S. & Canada — 0.1%
1,000,000(a)	Hypatia, 14.618%, (3 Month U.S. Treasury Bill + 1,028 bps), 6/7/23 (144A)	$ 950,700
250,000(a)	Matterhorn Re, 10.023%, (SOFR + 575 bps), 12/8/25 (144A)	198,475
500,000(a)	Mona Lisa Re, 12.343%, (3 Month U.S. Treasury Bill + 800 bps), 1/9/23 (144A)	487,500
Pioneer Strategic Income Fund |  | 12/31/2242

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
Multiperil – U.S. & Canada — (continued)
800,000	Mona Lisa Re, Ltd., 17.08%, (3 Month U.S. Treasury Bill + 1250 bps), 1/8/26 (144A)	$ 800,000
500,000(a)	Northshore Re II, 12.343%, (3 Month U.S. Treasury Bill + 800 bps), 7/8/25 (144A)	474,700
$2,911,375
Multiperil – U.S. Regional — 0.1%
1,000,000(a)	Kilimanjaro III Re, 5.25%, (3 Month U.S. Treasury Bill + 525 bps), 6/25/25 (144A)	$ 897,400
2,500,000(a)	Long Point Re IV, 8.593%, (3 Month USD LIBOR + 425 bps), 6/1/26 (144A)	2,369,250
$3,266,650
Multiperil – Worldwide — 0.0%†
500,000(a)	Northshore Re II, 10.093%, (3 Month U.S. Treasury Bill + 575 bps), 1/8/24 (144A)	$ 464,850
Pandemic – U.S — 0.0%†
500,000(a)	Vitality Re XI, 6.143%, (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	$ 473,750
Windstorm – Florida — 0.0%†
500,000(a)	Integrity Re, 11.343%, (3 Month U.S. Treasury Bill + 700 bps), 6/6/25 (144A)	$ 425,000
Windstorm - Texas — 0.1%
2,750,000(a)	Alamo Re II, 9.863%, (1 Month U.S. Treasury Bill + 552 bps), 6/8/23 (144A)	$ 2,744,500
Windstorm – U.S. — 0.0%†
750,000(a)	Bonanza Re, 9.093%, (3 Month U.S. Treasury Bill + 475 bps), 12/23/24 (144A)	$ 637,500
250,000(a)	Bonanza Re, 10.093%, (3 Month U.S. Treasury Bill + 575 bps), 3/16/25 (144A)	200,000
$837,500
Windstorm – U.S. Regional — 0.0%†
750,000(a)	Commonwealth Re, 3.50%, (3 Month U.S. Treasury Bill + 350 bps), 7/8/25 (144A)	$ 706,875
	Total Event Linked Bonds	$40,239,345
43Pioneer Strategic Income Fund |  | 12/31/22

Face Amount USD ($)		Value
	Collateralized Reinsurance — 0.8%
	Earthquakes – California — 0.1%
754,500(b)(m)+	Adare Re 2022, 12/31/27	$ 791,114
1,800,000+	Adare Re 2022-2, 9/30/28	1,826,728
		$2,617,842
	Multiperil – Massachusetts — 0.1%
1,250,000(b)(m)+	Ailsa Re 2022, 5/31/28	$ 1,241,343
1,500,000(b)(m)+	Denning Re 2022, 6/30/28	1,485,909
400,000(b)(m)+	Portsalon Re 2022, 5/31/28	366,768
		$3,094,020
	Multiperil – U.S. — 0.2%
6,000,000(b)(m)+	Ballybunion Re 2020, 2/28/23	$ 677,844
3,406,059(b)(m)+	Ballybunion Re 2021-3, 7/31/25	152,313
1,506,560(b)(m)+	Ballybunion Re 2022, 12/31/27	1,532,702
3,000,000(b)(m)+	Ballybunion Re 2022-2, 5/31/28	3,046,530
3,500,000(b)(m)+	Ballybunion Re 2022-3, 6/30/28	3,577,988
250,000(b)(m)+	Port Royal Re 2022, 4/30/28	248,750
		$9,236,127
	Multiperil – Worldwide — 0.2%
1,683,333(b)+	Celadon Re 2022, 3/31/28	$ 1,621,265
4,500,000(b)(m)+	Gamboge Re 2022, 3/31/28	4,388,705
140,000(m)+	Limestone Re, 3/1/23 (144A)	—
1,020,000(m)+	Limestone Re 2020-1, 3/1/24 (144A)	14,994
480,000(m)+	Limestone Re 2020-1, 3/1/24 (144A)	7,056
250,000(b)(m)+	Merion Re 2022-1, 12/31/27	253,650
250,000(b)(m)+	Old Head Re 2022, 12/31/27	125,000
500,000(b)(m)+	Pine Valley Re 2022, 12/31/27	496,040
300,000(m)+	Walton Health Re 2019, 6/30/23	162,800
2,000,000(b)(m)+	Walton Health Re 2022, 12/15/27	1,861,910
		$8,931,420
	Windstorm – Florida — 0.1%
1,750,000(b)(m)+	Formby Re 2018, 2/28/23	$ 56,041
1,750,000(b)(m)+	Isosceles Re 2022, 5/31/28	1,747,900
2,200,000(b)(m)+	Portrush Re 2017, 6/15/23	467,940
		$2,271,881
	Windstorm - North Carolina — 0.0%†
1,250,000(b)(m)+	Isosceles Re 2022-A, 4/30/28	$ 750
1,000,000(b)(m)+	Isosceles Re 2022-A, 4/30/28	2,600
		$3,350
Pioneer Strategic Income Fund |  | 12/31/2244

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Face Amount USD ($)		Value
	Windstorm – U.S. — 0.0%†
500,000(m)+	Shadow Creek Re 2021, 7/31/25	$ 7,593
	Windstorm – U.S. Regional — 0.1%
1,500,000(b)(m)+	Isosceles Insurance 2021, 7.593%, 7/10/23	$ 1,455,000
5,804,192(b)(m)+	Oakmont Re 2020, 4/30/24	—
3,500,000(b)(m)+	Oakmont Re 2022, 4/1/28	1,100,769
		$2,555,769
	Total Collateralized Reinsurance	$28,718,002
	Reinsurance Sidecars — 1.8%
	Multiperil – U.S. — 0.0%†
1,750,000(b)(m)+	Carnoustie Re 2020, 12/31/23	$ 237,300
1,390,289(b)(m)+	Carnoustie Re 2021, 12/31/24	65,899
1,000,000(b)(m)+	Carnoustie Re 2022, 12/31/27	1,059,539
3,000,000(b)(n)+	Harambee Re 2018, 12/31/24	—
5,000,000(n)+	Harambee Re 2019, 12/31/24	6,000
3,000,000(n)+	Harambee Re 2020, 12/31/23	44,400
2,845(a)(m)+	Sector Re V, 3/1/26 (144A)	40,449
		$1,453,587
	Multiperil – Worldwide — 1.8%
2,201(b)(m)+	Alturas Re 2019-1, 3/10/23 (144A)	$ 10,065
33,410(n)+	Alturas Re 2019-2, 3/10/23	10,056
357,085(m)+	Alturas Re 2020-1B, 3/10/23 (144A)	13,534
360,465(n)+	Alturas Re 2020-2, 3/10/23	52,664
250,000(n)+	Alturas Re 2020-3, 9/30/24	—
2,639,535(b)(n)+	Alturas Re 2021-2, 12/31/24	—
236,951(b)(n)+	Alturas Re 2021-3, 7/31/25	50,779
2,106,552(b)(n)+	Alturas Re 2022-2, 12/31/27	1,975,314
4,000,000(b)(m)+	Bantry Re 2019, 12/31/24	68,073
3,932,000(b)(m)+	Bantry Re 2021, 12/31/24	351,492
3,280,525(b)(m)+	Bantry Re 2022, 12/31/27	3,420,545
13,924,181(b)(m)+	Berwick Re 2018-1, 12/31/24	1,076,339
9,947,951(b)(m)+	Berwick Re 2019-1, 12/31/24	1,586,698
2,000,000(m)+	Berwick Re 2020-1, 12/31/23	200
3,500,000(b)(m)+	Berwick Re 2022, 12/31/27	3,504,900
73,625(m)+	Eden Re II, 3/22/23 (144A)	62,110
700,000(b)(m)+	Eden Re II, 3/22/24 (144A)	270,200
664,319(b)(m)+	Eden Re II, 3/21/25 (144A)	377,333
4,400,000(b)(m)+	Eden Re II, 3/20/26 (144A)	4,092,880
1,500,000(b)(m)+	Gleneagles Re 2018, 12/31/24	177,450
1,250,000(b)(m)+	Gleneagles Re 2021, 12/31/24	277,857
1,250,000(b)(m)+	Gleneagles Re 2022, 12/31/27	1,289,063
45Pioneer Strategic Income Fund |  | 12/31/22

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
2,737,878(m)+	Gullane Re 2018, 12/31/24	$ 169,487
5,000,000(b)(m)+	Gullane Re 2022, 12/31/27	5,318,293
500,000(b)(n)+	Lion Rock Re 2019, 1/31/23	—
500,000(b)(n)+	Lion Rock Re 2020, 1/31/23	—
500,000(b)(n)+	Lion Rock Re 2021, 12/31/24	104,650
2,545,246(b)(n)+	Lorenz Re 2019, 6/30/23	4,581
8,500,000(b)(m)+	Merion Re 2018-2, 12/31/24	1,286,900
9,000,000(m)+	Merion Re 2021-2, 12/31/24	1,768,500
6,551,154(b)(m)+	Merion Re 2022-2, 12/31/27	6,211,224
4,750,000(b)(m)+	Pangaea Re 2018-1, 12/31/24	100,009
3,891,425(b)(m)+	Pangaea Re 2019-1, 2/1/23	81,087
5,220,725(b)(m)+	Pangaea Re 2019-3, 7/1/23	187,794
4,254,521(b)(m)+	Pangaea Re 2022-1, 12/31/27	4,546,935
2,500,000(b)(m)+	Pangaea Re 2022-3, 5/31/28	2,565,740
1,000,000(b)(m)+	Phoenix One Re, 1/4/27 (144A)	1,132,100
1,515,000(b)+	RosaPenna Re 2022, 6/30/28	1,532,611
360,000(m)+	Sector Re V, 3/1/24 (144A)	173,784
3,608(m)+	Sector Re V, 3/1/24 (144A)	91,978
155,997(m)+	Sector Re V, 12/1/24 (144A)	260,313
150,000(m)+	Sector Re V, 12/1/24 (144A)	250,306
6,578(m)+	Sector Re V, 3/1/25 (144A)	47,268
6,106(m)+	Sector Re V, 12/1/25 (144A)	—
2,472(b)(m)+	Sector Re V, 3/1/26 (144A)	233,560
55,079(b)(m)+	Sector Re V, 12/1/26 (144A)	58,904
2,253,960(b)(m)+	Sector Re V, 3/1/27 (144A)	2,454,051
692,491(b)(m)+	Sector Re V, 3/1/27 (144A)	714,161
2,698,893+	Sector Re V, 12/1/27 (144A)	2,698,893
3,609,700(m)+	Sussex Re 2020-1, 12/31/24	5,415
1,000,000(m)+	Sussex Re 2021-1, 12/31/24	90,800
3,000,000(n)+	Thopas Re 2019, 12/31/24	5,100
4,000,000(b)(n)+	Thopas Re 2020, 12/31/23	—
5,000,000(n)+	Thopas Re 2021, 12/31/24	80,500
3,000,000(b)(n)+	Thopas Re 2022, 12/31/27	3,242,100
2,818,951(n)+	Torricelli Re 2021, 7/31/25	158,425
3,000,000(b)(n)+	Torricelli Re 2022, 6/30/28	2,974,800
3,000,000(m)+	Versutus Re 2018, 12/31/24	4,800
2,647,642(m)+	Versutus Re 2019-A, 12/31/24	—
852,358(m)+	Versutus Re 2019-B, 12/31/24	—
1,250,000(b)(n)+	Viribus Re 2018, 12/31/24	—
3,650,000(n)+	Viribus Re 2019, 12/31/24	25,915
4,139,570(b)(n)+	Viribus Re 2020, 12/31/23	182,141
Pioneer Strategic Income Fund |  | 12/31/2246

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
2,500,000(b)(n)+	Viribus Re 2022, 12/31/27	$ 2,550,000
1,826,168(b)(m)+	Woburn Re 2018, 12/31/24	58,162
3,539,362(b)(m)+	Woburn Re 2019, 12/31/24	672,909
		$60,711,748
	Total Reinsurance Sidecars	$62,165,335
	Industry Loss Warranties — 0.1%
	Earthquakes - U.S. — 0.1%
1,750,000(b)(m)+	Vermillion Re 2022, 12/31/27	$ 1,774,850
	Windstorm – U.S. — 0.0%†
2,000,000(b)(m)+	Ballylifin Re 2021, 9/15/25	$ 246,600
1,750,000(b)(m)+	Ballylifin Re 2022, 5/31/28	8,050
		$254,650
	Total Industry Loss Warranties	$2,029,500
	Total Insurance-Linked Securities (Cost $137,677,761)	$133,152,182

Principal Amount USD ($)
	Foreign Government Bonds — 3.8% of Net Assets
	Angola — 0.1%
6,420,000	Angolan Government International Bond, 8.750%, 4/14/32 (144A)	$ 5,548,806
	Total Angola	$5,548,806
	Argentina — 0.3%
351,880	Argentine Republic Government International Bond, 1.000%, 7/9/29	$ 93,409
5,955,800(e)	Argentine Republic Government International Bond, 1.500%, 7/9/35	1,510,663
8,500,000	Ciudad Autonoma De Buenos Aires, 7.500%, 6/1/27 (144A)	7,786,829
	Total Argentina	$9,390,901
	Bahamas — 0.1%
5,815,000	Bahamas Government International Bond, 8.950%, 10/15/32 (144A)	$ 4,664,572
	Total Bahamas	$4,664,572
47Pioneer Strategic Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	Colombia — 0.1%
4,800,000	Colombia Government International Bond, 3.125%, 4/15/31	$ 3,562,626
	Total Colombia	$3,562,626
	Egypt — 0.2%
2,520,000	Egypt Government International Bond, 5.875%, 2/16/31 (144A)	$ 1,749,132
5,560,000	Egypt Government International Bond, 7.053%, 1/15/32 (144A)	4,055,186
2,000,000	Egypt Government International Bond, 8.875%, 5/29/50 (144A)	1,348,484
	Total Egypt	$7,152,802
	Ghana — 0.1%
7,018,000(g)	Ghana Government International Bond, 7.875%, 2/11/35 (144A)	$ 2,487,881
	Total Ghana	$2,487,881
	Indonesia — 0.4%
IDR219,632,000,000	Indonesia Treasury Bond, 6.125%, 5/15/28	$ 13,796,645
	Total Indonesia	$13,796,645
	Ivory Coast — 0.3%
EUR8,965,000	Ivory Coast Government International Bond, 4.875%, 1/30/32 (144A)	$ 7,554,239
EUR3,270,000	Ivory Coast Government International Bond, 5.875%, 10/17/31 (144A)	2,926,031
2,500,000	Ivory Coast Government International Bond, 6.125%, 6/15/33 (144A)	2,218,750
	Total Ivory Coast	$12,699,020
	Mexico — 0.9%
MXN620,140,000	Mexican Bonos, 8.500%, 5/31/29	$ 30,942,874
	Total Mexico	$30,942,874
	Rwanda — 0.1%
5,525,000	Rwanda International Government Bond, 5.500%, 8/9/31 (144A)	$ 4,186,735
	Total Rwanda	$4,186,735
	Serbia — 0.1%
EUR6,600,000	Serbia International Bond, 2.050%, 9/23/36 (144A)	$ 3,958,729
	Total Serbia	$3,958,729
Pioneer Strategic Income Fund |  | 12/31/2248

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	South Africa — 0.6%
ZAR404,250,000	Republic of South Africa Government Bond, 8.250%, 3/31/32	$ 20,263,355
	Total South Africa	$20,263,355
	Trinidad — 0.1%
3,612,000	Trinidad & Tobago Government International Bond, 4.500%, 6/26/30 (144A)	$ 3,417,367
	Total Trinidad	$3,417,367
	Ukraine — 0.1%
EUR4,490,000	Ukraine Government International Bond, 4.375%, 1/27/32 (144A)	$ 754,708
9,575,000	Ukraine Government International Bond, 7.375%, 9/25/34 (144A)	1,735,947
	Total Ukraine	$2,490,655
	Uzbekistan — 0.3%
UZS76,270,000,000	Republic of Uzbekistan International Bond, 14.000%, 7/19/24 (144A)	$ 6,360,458
UZS33,340,000,000	Republic of Uzbekistan International Bond, 14.500%, 11/25/23 (144A)	2,873,559
	Total Uzbekistan	$9,234,017
	Total Foreign Government Bonds (Cost $176,914,376)	$133,796,985

	U.S. Government and Agency Obligations — 28.1% of Net Assets
6,534,383	Federal Home Loan Mortgage Corp., 1.500%, 12/1/41	$ 5,345,068
949,939	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	767,645
960,312	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	776,025
7,532,084	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	6,086,571
2,822,963	Federal Home Loan Mortgage Corp., 1.500%, 2/1/42	2,281,234
4,706,462	Federal Home Loan Mortgage Corp., 1.500%, 2/1/42	3,803,272
956,637	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	773,051
186,768	Federal Home Loan Mortgage Corp., 2.000%, 2/1/42	156,381
49Pioneer Strategic Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,432,903	Federal Home Loan Mortgage Corp., 2.000%, 11/1/51	$ 1,166,680
2,023,868	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	1,648,923
1,365,515	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	1,112,645
22,228,568	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	18,877,055
4,423,084	Federal Home Loan Mortgage Corp., 2.500%, 8/1/51	3,754,789
28,000,000	Federal Home Loan Mortgage Corp., 2.500%, 6/1/52	23,712,123
1,914,935	Federal Home Loan Mortgage Corp., 3.000%, 2/1/47	1,742,442
116,014	Federal Home Loan Mortgage Corp., 3.000%, 11/1/47	104,021
16,489,004	Federal Home Loan Mortgage Corp., 3.000%, 4/1/52	14,470,802
33,295	Federal Home Loan Mortgage Corp., 3.500%, 1/1/52	30,318
165,033	Federal Home Loan Mortgage Corp., 3.500%, 1/1/52	150,507
176,662	Federal Home Loan Mortgage Corp., 3.500%, 3/1/52	160,600
204,036	Federal Home Loan Mortgage Corp., 3.500%, 3/1/52	186,722
2,717,347	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	2,484,633
2,050,950	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	1,864,945
820,428	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	745,952
219,259	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	199,262
343,728	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	312,379
487,413	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	443,361
242,836	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	220,764
257,053	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	233,742
Pioneer Strategic Income Fund |  | 12/31/2250

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
170,174	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	$ 154,757
172,420	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	157,175
410,274	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	373,922
1,716,504	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	1,573,996
2,000,827	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	1,923,609
1,103,146	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	1,054,748
647,875	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	619,651
362,672	Federal Home Loan Mortgage Corp., 4.000%, 12/1/48	345,452
555,103	Federal Home Loan Mortgage Corp., 4.000%, 12/1/48	527,906
107,624	Federal Home Loan Mortgage Corp., 4.000%, 5/1/50	101,947
198,863	Federal Home Loan Mortgage Corp., 4.000%, 6/1/50	187,852
123,312	Federal Home Loan Mortgage Corp., 4.000%, 8/1/50	116,457
99,399	Federal Home Loan Mortgage Corp., 4.000%, 10/1/50	94,968
187,387	Federal Home Loan Mortgage Corp., 4.000%, 2/1/51	176,458
103,641	Federal Home Loan Mortgage Corp., 4.000%, 4/1/51	97,456
92,425	Federal Home Loan Mortgage Corp., 4.000%, 9/1/51	86,755
571,459	Federal Home Loan Mortgage Corp., 4.000%, 9/1/51	536,657
1,245,338	Federal Home Loan Mortgage Corp., 4.000%, 10/1/51	1,168,657
192,159	Federal Home Loan Mortgage Corp., 4.000%, 10/1/51	180,471
3,000,021	Federal Home Loan Mortgage Corp., 4.000%, 6/1/52	2,814,482
161,697	Federal Home Loan Mortgage Corp., 4.000%, 6/1/52	151,728
51Pioneer Strategic Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
96,923	Federal Home Loan Mortgage Corp., 4.500%, 10/1/35	$ 95,685
292,468	Federal Home Loan Mortgage Corp., 4.500%, 7/1/40	290,259
178,047	Federal Home Loan Mortgage Corp., 4.500%, 11/1/40	176,190
6,280	Federal Home Loan Mortgage Corp., 4.500%, 9/1/43	6,127
112,636	Federal Home Loan Mortgage Corp., 4.500%, 10/1/43	111,029
411,858	Federal Home Loan Mortgage Corp., 4.500%, 11/1/43	405,054
5,303	Federal Home Loan Mortgage Corp., 4.500%, 3/1/44	5,215
15,154	Federal Home Loan Mortgage Corp., 4.500%, 5/1/44	14,903
1,100	Federal Home Loan Mortgage Corp., 5.000%, 4/1/23	1,107
8,188	Federal Home Loan Mortgage Corp., 5.000%, 5/1/34	8,342
10,138	Federal Home Loan Mortgage Corp., 5.000%, 11/1/34	10,365
44,753	Federal Home Loan Mortgage Corp., 5.000%, 12/1/34	45,753
33,026	Federal Home Loan Mortgage Corp., 5.000%, 7/1/35	33,764
78,433	Federal Home Loan Mortgage Corp., 5.000%, 9/1/38	80,045
114,422	Federal Home Loan Mortgage Corp., 5.000%, 9/1/38	116,774
3,986	Federal Home Loan Mortgage Corp., 5.000%, 10/1/38	4,068
548	Federal Home Loan Mortgage Corp., 5.000%, 5/1/39	554
1,649,113	Federal Home Loan Mortgage Corp., 5.000%, 11/1/39	1,668,119
1,037	Federal Home Loan Mortgage Corp., 5.000%, 12/1/39	1,046
1,860,452	Federal Home Loan Mortgage Corp., 5.000%, 12/1/50	1,850,658
792,334	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	822,483
Pioneer Strategic Income Fund |  | 12/31/2252

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
16,185	Federal Home Loan Mortgage Corp., 6.000%, 1/1/33	$ 16,489
1,887	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	1,918
10,942	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	11,118
20,094	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	20,804
47,458	Federal Home Loan Mortgage Corp., 6.000%, 6/1/35	48,232
18,163	Federal Home Loan Mortgage Corp., 6.000%, 12/1/36	18,589
1,599	Federal Home Loan Mortgage Corp., 6.000%, 10/1/37	1,640
45,744	Federal Home Loan Mortgage Corp., 6.000%, 12/1/37	47,734
1,637	Federal Home Loan Mortgage Corp., 6.500%, 9/1/32	1,682
33,169,076	Federal National Mortgage Association, 1.500%, 11/1/41	27,134,635
8,447,696	Federal National Mortgage Association, 1.500%, 1/1/42	6,910,746
5,641,855	Federal National Mortgage Association, 1.500%, 1/1/42	4,559,565
7,645,835	Federal National Mortgage Association, 1.500%, 2/1/42	6,179,085
2,872,408	Federal National Mortgage Association, 1.500%, 3/1/42	2,300,033
11,177,948	Federal National Mortgage Association, 2.000%, 12/1/41	9,422,358
573,030	Federal National Mortgage Association, 2.000%, 2/1/42	479,790
202,156	Federal National Mortgage Association, 2.000%, 2/1/42	169,261
697,513	Federal National Mortgage Association, 2.000%, 11/1/50	577,011
338,389	Federal National Mortgage Association, 2.000%, 1/1/51	281,190
5,802,109	Federal National Mortgage Association, 2.000%, 11/1/51	4,787,062
1,536,734	Federal National Mortgage Association, 2.000%, 2/1/52	1,252,037
53Pioneer Strategic Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
959,323	Federal National Mortgage Association, 2.000%, 2/1/52	$ 781,673
2,625,755	Federal National Mortgage Association, 2.000%, 3/1/52	2,137,885
3,946,526	Federal National Mortgage Association, 2.000%, 3/1/52	3,216,033
36,000,000	Federal National Mortgage Association, 2.000%, 1/1/53 (TBA)	29,284,569
649,807	Federal National Mortgage Association, 2.500%, 9/1/50	561,394
2,052,651	Federal National Mortgage Association, 2.500%, 9/1/50	1,762,781
291,824	Federal National Mortgage Association, 2.500%, 9/1/50	252,869
201,990	Federal National Mortgage Association, 2.500%, 10/1/50	174,248
24,407,519	Federal National Mortgage Association, 2.500%, 5/1/51	20,996,041
8,901,752	Federal National Mortgage Association, 2.500%, 10/1/51	7,558,589
6,417,483	Federal National Mortgage Association, 2.500%, 11/1/51	5,518,504
6,501,578	Federal National Mortgage Association, 2.500%, 12/1/51	5,542,369
13,103,677	Federal National Mortgage Association, 2.500%, 1/1/52	11,171,512
1,483,183	Federal National Mortgage Association, 2.500%, 2/1/52	1,272,514
379,297	Federal National Mortgage Association, 2.500%, 4/1/52	323,956
102,000,000	Federal National Mortgage Association, 2.500%, 1/1/53 (TBA)	86,344,460
58,920	Federal National Mortgage Association, 3.000%, 5/1/46	52,769
69,295	Federal National Mortgage Association, 3.000%, 10/1/46	62,061
192,020	Federal National Mortgage Association, 3.000%, 11/1/46	171,975
101,135	Federal National Mortgage Association, 3.000%, 11/1/46	89,454
40,099	Federal National Mortgage Association, 3.000%, 1/1/47	35,914
Pioneer Strategic Income Fund |  | 12/31/2254

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
40,920	Federal National Mortgage Association, 3.000%, 3/1/47	$ 36,704
437,054	Federal National Mortgage Association, 3.000%, 3/1/47	386,028
1,774,851	Federal National Mortgage Association, 3.000%, 3/1/47	1,594,122
1,117,784	Federal National Mortgage Association, 3.000%, 4/1/47	1,001,141
1,944,379	Federal National Mortgage Association, 3.000%, 5/1/48	1,726,488
11,605,976	Federal National Mortgage Association, 3.000%, 1/1/52	10,315,899
15,613,397	Federal National Mortgage Association, 3.000%, 3/1/52	13,918,719
2,917,423	Federal National Mortgage Association, 3.000%, 3/1/52	2,560,078
2,600,000	Federal National Mortgage Association, 3.000%, 1/1/53 (TBA)	2,281,160
3,270,787	Federal National Mortgage Association, 3.000%, 2/1/57	2,883,446
1,316,718	Federal National Mortgage Association, 3.500%, 7/1/42	1,232,523
2,600,018	Federal National Mortgage Association, 3.500%, 6/1/45	2,420,377
5,006,648	Federal National Mortgage Association, 3.500%, 9/1/45	4,653,712
786,263	Federal National Mortgage Association, 3.500%, 9/1/45	734,812
682,619	Federal National Mortgage Association, 3.500%, 6/1/46	633,675
585,117	Federal National Mortgage Association, 3.500%, 9/1/46	546,821
254,466	Federal National Mortgage Association, 3.500%, 10/1/46	236,094
115,232	Federal National Mortgage Association, 3.500%, 7/1/47	107,633
788,597	Federal National Mortgage Association, 3.500%, 4/1/50	722,136
651,717	Federal National Mortgage Association, 3.500%, 8/1/51	594,216
914,705	Federal National Mortgage Association, 3.500%, 9/1/51	833,610
55Pioneer Strategic Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
80,173	Federal National Mortgage Association, 3.500%, 9/1/51	$ 72,891
142,498	Federal National Mortgage Association, 3.500%, 12/1/51	129,631
158,784	Federal National Mortgage Association, 3.500%, 2/1/52	144,401
497,899	Federal National Mortgage Association, 3.500%, 2/1/52	452,821
1,738,721	Federal National Mortgage Association, 3.500%, 2/1/52	1,608,260
175,731	Federal National Mortgage Association, 3.500%, 3/1/52	159,829
1,826,597	Federal National Mortgage Association, 3.500%, 3/1/52	1,676,476
3,117,569	Federal National Mortgage Association, 3.500%, 3/1/52	2,866,654
6,050,618	Federal National Mortgage Association, 3.500%, 3/1/52	5,505,613
1,177,847	Federal National Mortgage Association, 3.500%, 4/1/52	1,071,157
706,923	Federal National Mortgage Association, 3.500%, 4/1/52	642,614
1,052,129	Federal National Mortgage Association, 3.500%, 4/1/52	956,818
2,444,238	Federal National Mortgage Association, 3.500%, 4/1/52	2,221,826
6,378,324	Federal National Mortgage Association, 3.500%, 4/1/52	5,813,925
1,254,236	Federal National Mortgage Association, 3.500%, 4/1/52	1,140,745
392,832	Federal National Mortgage Association, 3.500%, 4/1/52	357,001
215,711	Federal National Mortgage Association, 3.500%, 4/1/52	196,038
341,946	Federal National Mortgage Association, 3.500%, 4/1/52	311,645
395,992	Federal National Mortgage Association, 3.500%, 4/1/52	360,160
1,206,447	Federal National Mortgage Association, 3.500%, 4/1/52	1,106,281
4,360,765	Federal National Mortgage Association, 3.500%, 5/1/52	3,986,763
Pioneer Strategic Income Fund |  | 12/31/2256

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
516,732	Federal National Mortgage Association, 3.500%, 5/1/52	$ 478,541
4,007,425	Federal National Mortgage Association, 3.500%, 6/1/52	3,663,736
1,668,235	Federal National Mortgage Association, 3.500%, 6/1/52	1,517,110
446,534	Federal National Mortgage Association, 3.500%, 6/1/52	406,081
1,444,888	Federal National Mortgage Association, 3.500%, 9/1/55	1,338,175
7,836,125	Federal National Mortgage Association, 3.500%, 8/1/58	7,188,851
14	Federal National Mortgage Association, 4.000%, 12/1/23	14
3,467	Federal National Mortgage Association, 4.000%, 12/1/30	3,356
368,787	Federal National Mortgage Association, 4.000%, 9/1/37	355,400
6,000,000	Federal National Mortgage Association, 4.000%, 1/15/38 (TBA)	5,847,876
4,029,540	Federal National Mortgage Association, 4.000%, 10/1/40	3,935,736
1,600,093	Federal National Mortgage Association, 4.000%, 12/1/40	1,562,846
2,284	Federal National Mortgage Association, 4.000%, 11/1/41	2,194
527,230	Federal National Mortgage Association, 4.000%, 11/1/41	506,327
759,285	Federal National Mortgage Association, 4.000%, 12/1/41	729,182
4,257,033	Federal National Mortgage Association, 4.000%, 12/1/41	4,088,228
11,606	Federal National Mortgage Association, 4.000%, 12/1/41	11,185
1,359,332	Federal National Mortgage Association, 4.000%, 1/1/42	1,305,421
428,992	Federal National Mortgage Association, 4.000%, 1/1/42	411,974
925,745	Federal National Mortgage Association, 4.000%, 2/1/42	889,032
563,578	Federal National Mortgage Association, 4.000%, 2/1/42	541,221
57Pioneer Strategic Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,543,690	Federal National Mortgage Association, 4.000%, 4/1/42	$ 1,482,484
768,239	Federal National Mortgage Association, 4.000%, 4/1/42	737,769
1,476,526	Federal National Mortgage Association, 4.000%, 5/1/42	1,417,947
85,410	Federal National Mortgage Association, 4.000%, 5/1/42	82,021
77,105	Federal National Mortgage Association, 4.000%, 6/1/42	74,304
61,077	Federal National Mortgage Association, 4.000%, 7/1/42	58,858
2,589,409	Federal National Mortgage Association, 4.000%, 8/1/42	2,498,521
96,035	Federal National Mortgage Association, 4.000%, 10/1/42	92,536
661,365	Federal National Mortgage Association, 4.000%, 8/1/43	633,769
528,959	Federal National Mortgage Association, 4.000%, 11/1/43	512,138
630,540	Federal National Mortgage Association, 4.000%, 2/1/44	607,578
50,424	Federal National Mortgage Association, 4.000%, 6/1/44	48,219
219,326	Federal National Mortgage Association, 4.000%, 10/1/44	210,727
19,703	Federal National Mortgage Association, 4.000%, 6/1/45	19,052
107,316	Federal National Mortgage Association, 4.000%, 7/1/45	102,792
1,490,325	Federal National Mortgage Association, 4.000%, 4/1/47	1,424,415
1,444,135	Federal National Mortgage Association, 4.000%, 4/1/47	1,380,862
557,387	Federal National Mortgage Association, 4.000%, 6/1/47	532,419
232,130	Federal National Mortgage Association, 4.000%, 6/1/47	222,426
1,044,475	Federal National Mortgage Association, 4.000%, 7/1/47	997,201
52,547	Federal National Mortgage Association, 4.000%, 6/1/49	50,901
Pioneer Strategic Income Fund |  | 12/31/2258

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
13,769	Federal National Mortgage Association, 4.000%, 9/1/49	$ 13,129
40,916	Federal National Mortgage Association, 4.000%, 5/1/50	38,695
176,696	Federal National Mortgage Association, 4.000%, 7/1/50	166,466
31,643	Federal National Mortgage Association, 4.000%, 10/1/50	29,862
115,054	Federal National Mortgage Association, 4.000%, 11/1/50	108,407
968,805	Federal National Mortgage Association, 4.000%, 11/1/50	913,517
445,261	Federal National Mortgage Association, 4.000%, 12/1/50	419,097
40,172	Federal National Mortgage Association, 4.000%, 1/1/51	37,898
10,462	Federal National Mortgage Association, 4.000%, 1/1/51	9,882
209,307	Federal National Mortgage Association, 4.000%, 1/1/51	196,816
101,430	Federal National Mortgage Association, 4.000%, 2/1/51	95,732
291,594	Federal National Mortgage Association, 4.000%, 2/1/51	274,470
338,105	Federal National Mortgage Association, 4.000%, 4/1/51	318,249
30,111	Federal National Mortgage Association, 4.000%, 5/1/51	28,395
764,417	Federal National Mortgage Association, 4.000%, 6/1/51	718,362
160,610	Federal National Mortgage Association, 4.000%, 7/1/51	152,047
854,476	Federal National Mortgage Association, 4.000%, 7/1/51	803,651
1,984,248	Federal National Mortgage Association, 4.000%, 7/1/51	1,863,730
98,701	Federal National Mortgage Association, 4.000%, 8/1/51	93,026
2,698,744	Federal National Mortgage Association, 4.000%, 8/1/51	2,534,117
69,519	Federal National Mortgage Association, 4.000%, 9/1/51	65,331
59Pioneer Strategic Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
36,743	Federal National Mortgage Association, 4.000%, 10/1/51	$ 34,512
143,892	Federal National Mortgage Association, 4.000%, 6/1/52	134,986
250,894	Federal National Mortgage Association, 4.000%, 6/1/52	235,425
40,092	Federal National Mortgage Association, 4.000%, 7/1/56	38,400
71,538	Federal National Mortgage Association, 4.000%, 1/1/57	68,519
8,000,000	Federal National Mortgage Association, 4.500%, 1/1/38 (TBA)	7,945,405
1,164,416	Federal National Mortgage Association, 4.500%, 11/1/40	1,150,977
3,324,363	Federal National Mortgage Association, 4.500%, 12/1/40	3,295,543
140,263	Federal National Mortgage Association, 4.500%, 3/1/41	139,047
3,426	Federal National Mortgage Association, 4.500%, 4/1/41	3,397
1,694,937	Federal National Mortgage Association, 4.500%, 5/1/41	1,680,231
705,829	Federal National Mortgage Association, 4.500%, 7/1/41	699,709
2,509,681	Federal National Mortgage Association, 4.500%, 8/1/41	2,480,712
247,342	Federal National Mortgage Association, 4.500%, 9/1/41	244,486
34,293	Federal National Mortgage Association, 4.500%, 3/1/43	33,995
1,000,968	Federal National Mortgage Association, 4.500%, 9/1/43	990,042
3,772,844	Federal National Mortgage Association, 4.500%, 9/1/43	3,738,693
2,553,187	Federal National Mortgage Association, 4.500%, 1/1/44	2,531,059
1,093,014	Federal National Mortgage Association, 4.500%, 3/1/44	1,082,742
9,941,897	Federal National Mortgage Association, 4.500%, 7/1/44	9,832,356
231,087	Federal National Mortgage Association, 4.500%, 1/1/47	226,781
Pioneer Strategic Income Fund |  | 12/31/2260

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,458,047	Federal National Mortgage Association, 4.500%, 8/1/47	$ 1,442,013
929,116	Federal National Mortgage Association, 5.000%, 6/1/35	948,830
283,018	Federal National Mortgage Association, 5.000%, 7/1/35	289,026
672,093	Federal National Mortgage Association, 5.000%, 7/1/35	686,357
307,760	Federal National Mortgage Association, 5.000%, 8/1/35	314,290
8,000,000	Federal National Mortgage Association, 5.000%, 1/1/38 (TBA)	8,034,940
99,091	Federal National Mortgage Association, 5.000%, 5/1/38	101,136
340,259	Federal National Mortgage Association, 5.000%, 1/1/39	342,105
209,844	Federal National Mortgage Association, 5.000%, 7/1/39	213,915
212,781	Federal National Mortgage Association, 5.000%, 7/1/39	216,954
23,055	Federal National Mortgage Association, 5.000%, 7/1/39	23,066
582,561	Federal National Mortgage Association, 5.000%, 6/1/40	589,933
64,049	Federal National Mortgage Association, 5.000%, 6/1/40	65,023
386,504	Federal National Mortgage Association, 5.000%, 7/1/40	390,343
207,465	Federal National Mortgage Association, 5.000%, 10/1/40	210,085
99,700	Federal National Mortgage Association, 5.000%, 5/1/41	100,147
97,321	Federal National Mortgage Association, 5.000%, 7/1/41	99,309
124,712	Federal National Mortgage Association, 5.000%, 12/1/41	124,822
2,198,888	Federal National Mortgage Association, 5.000%, 9/1/43	2,223,509
6,988,353	Federal National Mortgage Association, 5.000%, 11/1/44	7,101,696
1,921,534	Federal National Mortgage Association, 5.000%, 6/1/52	1,930,390
61Pioneer Strategic Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
4,927,536	Federal National Mortgage Association, 5.000%, 8/1/52	$ 4,859,392
5,105	Federal National Mortgage Association, 5.500%, 5/1/33	5,125
3,403	Federal National Mortgage Association, 5.500%, 6/1/33	3,436
15,380	Federal National Mortgage Association, 5.500%, 7/1/33	15,806
27,765	Federal National Mortgage Association, 5.500%, 4/1/34	28,220
4,416	Federal National Mortgage Association, 5.500%, 10/1/35	4,548
48,585	Federal National Mortgage Association, 5.500%, 12/1/35	49,821
21,106	Federal National Mortgage Association, 5.500%, 3/1/36	21,400
497,425	Federal National Mortgage Association, 5.500%, 11/1/52	498,760
1,500,000	Federal National Mortgage Association, 5.500%, 1/1/53 (TBA)	1,503,700
400	Federal National Mortgage Association, 6.000%, 3/1/32	414
679	Federal National Mortgage Association, 6.000%, 10/1/32	702
2,850	Federal National Mortgage Association, 6.000%, 11/1/32	2,893
7,872	Federal National Mortgage Association, 6.000%, 12/1/32	7,991
3,112	Federal National Mortgage Association, 6.000%, 1/1/33	3,218
1,631	Federal National Mortgage Association, 6.000%, 3/1/33	1,687
9,577	Federal National Mortgage Association, 6.000%, 5/1/33	9,724
25,028	Federal National Mortgage Association, 6.000%, 12/1/33	25,884
20,303	Federal National Mortgage Association, 6.000%, 1/1/34	20,997
102,001	Federal National Mortgage Association, 6.000%, 6/1/37	105,246
37,323	Federal National Mortgage Association, 6.000%, 12/1/37	38,964
Pioneer Strategic Income Fund |  | 12/31/2262

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
66,359	Federal National Mortgage Association, 6.000%, 4/1/38	$ 69,117
14,149	Federal National Mortgage Association, 6.000%, 7/1/38	14,362
30,002,383	Federal National Mortgage Association, 6.000%, 12/1/52	30,454,337
91	Federal National Mortgage Association, 6.500%, 4/1/29	93
295	Federal National Mortgage Association, 6.500%, 5/1/31	302
103	Federal National Mortgage Association, 6.500%, 6/1/31	106
220	Federal National Mortgage Association, 6.500%, 2/1/32	230
1,562	Federal National Mortgage Association, 6.500%, 3/1/32	1,600
674	Federal National Mortgage Association, 6.500%, 8/1/32	695
202	Federal National Mortgage Association, 7.000%, 5/1/28	205
112	Federal National Mortgage Association, 7.000%, 2/1/29	115
242	Federal National Mortgage Association, 7.000%, 7/1/31	241
152	Federal National Mortgage Association, 7.500%, 1/1/28	153
4,000,000	Government National Mortgage Association, 2.500%, 1/20/53 (TBA)	3,465,432
5,000,000	Government National Mortgage Association, 3.000%, 1/15/53 (TBA)	4,450,909
10,000,000	Government National Mortgage Association, 3.500%, 1/15/53 (TBA)	9,186,152
3,000,000	Government National Mortgage Association, 6.000%, 1/20/53 (TBA)	3,047,667
453,059	Government National Mortgage Association I, 3.500%, 10/15/42	426,068
1,838	Government National Mortgage Association I, 4.000%, 3/15/39	1,785
3,179	Government National Mortgage Association I, 4.000%, 4/15/39	3,049
2,891	Government National Mortgage Association I, 4.000%, 4/15/39	2,793
63Pioneer Strategic Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
4,441	Government National Mortgage Association I, 4.000%, 7/15/39	$ 4,257
3,683	Government National Mortgage Association I, 4.000%, 1/15/40	3,547
62,924	Government National Mortgage Association I, 4.000%, 4/15/40	60,603
102,253	Government National Mortgage Association I, 4.000%, 7/15/40	97,975
71,340	Government National Mortgage Association I, 4.000%, 8/15/40	68,712
37,452	Government National Mortgage Association I, 4.000%, 8/15/40	35,885
18,436	Government National Mortgage Association I, 4.000%, 9/15/40	17,756
22,315	Government National Mortgage Association I, 4.000%, 10/15/40	21,620
6,408	Government National Mortgage Association I, 4.000%, 10/15/40	6,174
3,075	Government National Mortgage Association I, 4.000%, 10/15/40	2,986
2,305	Government National Mortgage Association I, 4.000%, 11/15/40	2,232
29,635	Government National Mortgage Association I, 4.000%, 11/15/40	28,825
74,618	Government National Mortgage Association I, 4.000%, 11/15/40	71,898
76,880	Government National Mortgage Association I, 4.000%, 11/15/40	73,700
445,169	Government National Mortgage Association I, 4.000%, 12/15/40	428,745
2,886	Government National Mortgage Association I, 4.000%, 12/15/40	2,779
2,840	Government National Mortgage Association I, 4.000%, 12/15/40	2,736
1,157	Government National Mortgage Association I, 4.000%, 1/15/41	1,117
13,852	Government National Mortgage Association I, 4.000%, 1/15/41	13,412
20,572	Government National Mortgage Association I, 4.000%, 1/15/41	19,859
5,289	Government National Mortgage Association I, 4.000%, 2/15/41	5,096
Pioneer Strategic Income Fund |  | 12/31/2264

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
261,421	Government National Mortgage Association I, 4.000%, 2/15/41	$ 251,784
30,405	Government National Mortgage Association I, 4.000%, 3/15/41	29,433
5,675	Government National Mortgage Association I, 4.000%, 4/15/41	5,494
12,226	Government National Mortgage Association I, 4.000%, 5/15/41	11,871
4,657	Government National Mortgage Association I, 4.000%, 5/15/41	4,469
1,127	Government National Mortgage Association I, 4.000%, 6/15/41	1,077
754	Government National Mortgage Association I, 4.000%, 6/15/41	732
585,659	Government National Mortgage Association I, 4.000%, 6/15/41	561,148
14,541	Government National Mortgage Association I, 4.000%, 7/15/41	14,076
2,960	Government National Mortgage Association I, 4.000%, 7/15/41	2,874
93,588	Government National Mortgage Association I, 4.000%, 7/15/41	90,595
56,132	Government National Mortgage Association I, 4.000%, 7/15/41	54,060
1,230	Government National Mortgage Association I, 4.000%, 7/15/41	1,185
28,786	Government National Mortgage Association I, 4.000%, 7/15/41	27,736
3,536	Government National Mortgage Association I, 4.000%, 8/15/41	3,393
37,266	Government National Mortgage Association I, 4.000%, 8/15/41	35,890
2,580	Government National Mortgage Association I, 4.000%, 8/15/41	2,473
25,885	Government National Mortgage Association I, 4.000%, 9/15/41	24,987
4,628	Government National Mortgage Association I, 4.000%, 9/15/41	4,480
13,013	Government National Mortgage Association I, 4.000%, 9/15/41	12,597
5,791	Government National Mortgage Association I, 4.000%, 9/15/41	5,623
65Pioneer Strategic Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
373	Government National Mortgage Association I, 4.000%, 9/15/41	$ 361
183,822	Government National Mortgage Association I, 4.000%, 9/15/41	177,075
114,558	Government National Mortgage Association I, 4.000%, 9/15/41	109,936
2,679	Government National Mortgage Association I, 4.000%, 9/15/41	2,596
3,554	Government National Mortgage Association I, 4.000%, 10/15/41	3,451
1,808	Government National Mortgage Association I, 4.000%, 10/15/41	1,741
5,751	Government National Mortgage Association I, 4.000%, 10/15/41	5,552
5,863	Government National Mortgage Association I, 4.000%, 10/15/41	5,654
3,883	Government National Mortgage Association I, 4.000%, 10/15/41	3,739
4,085	Government National Mortgage Association I, 4.000%, 11/15/41	3,967
84,696	Government National Mortgage Association I, 4.000%, 11/15/41	81,758
5,849	Government National Mortgage Association I, 4.000%, 11/15/41	5,633
12,067	Government National Mortgage Association I, 4.000%, 12/15/41	11,546
4,934	Government National Mortgage Association I, 4.000%, 12/15/41	4,793
5,540	Government National Mortgage Association I, 4.000%, 12/15/41	5,337
455,379	Government National Mortgage Association I, 4.000%, 1/15/42	440,816
2,194	Government National Mortgage Association I, 4.000%, 2/15/42	2,113
82,242	Government National Mortgage Association I, 4.000%, 2/15/42	79,389
26,364	Government National Mortgage Association I, 4.000%, 2/15/42	25,599
1,020	Government National Mortgage Association I, 4.000%, 2/15/42	979
5,022	Government National Mortgage Association I, 4.000%, 2/15/42	4,861
Pioneer Strategic Income Fund |  | 12/31/2266

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
764,282	Government National Mortgage Association I, 4.000%, 5/15/42	$ 737,763
37,192	Government National Mortgage Association I, 4.000%, 6/15/42	36,112
29,344	Government National Mortgage Association I, 4.000%, 6/15/42	28,326
22,373	Government National Mortgage Association I, 4.000%, 6/15/42	21,648
7,485	Government National Mortgage Association I, 4.000%, 10/15/42	7,268
262,929	Government National Mortgage Association I, 4.000%, 4/15/43	254,620
114,394	Government National Mortgage Association I, 4.000%, 5/15/43	111,075
1,756	Government National Mortgage Association I, 4.000%, 5/15/43	1,685
23,356	Government National Mortgage Association I, 4.000%, 6/15/43	22,412
141,763	Government National Mortgage Association I, 4.000%, 8/15/43	136,536
63,077	Government National Mortgage Association I, 4.000%, 9/15/43	61,104
3,561	Government National Mortgage Association I, 4.000%, 9/15/43	3,432
44,325	Government National Mortgage Association I, 4.000%, 2/15/44	43,039
28,035	Government National Mortgage Association I, 4.000%, 3/15/44	27,157
757,235	Government National Mortgage Association I, 4.000%, 3/15/44	729,270
1,101,561	Government National Mortgage Association I, 4.000%, 3/15/44	1,060,972
33,549	Government National Mortgage Association I, 4.000%, 3/15/44	32,575
33,279	Government National Mortgage Association I, 4.000%, 3/15/44	32,124
245,914	Government National Mortgage Association I, 4.000%, 3/15/44	238,776
307,927	Government National Mortgage Association I, 4.000%, 4/15/44	295,034
188,972	Government National Mortgage Association I, 4.000%, 4/15/44	181,059
67Pioneer Strategic Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,799	Government National Mortgage Association I, 4.000%, 4/15/44	$ 2,701
35,752	Government National Mortgage Association I, 4.000%, 4/15/44	34,714
71,633	Government National Mortgage Association I, 4.000%, 5/15/44	68,739
314,842	Government National Mortgage Association I, 4.000%, 8/15/44	302,125
13,995	Government National Mortgage Association I, 4.000%, 8/15/44	13,390
331,587	Government National Mortgage Association I, 4.000%, 8/15/44	319,342
95,045	Government National Mortgage Association I, 4.000%, 8/15/44	91,205
15,851	Government National Mortgage Association I, 4.000%, 8/15/44	15,301
970,430	Government National Mortgage Association I, 4.000%, 9/15/44	934,802
68,517	Government National Mortgage Association I, 4.000%, 9/15/44	66,138
212,974	Government National Mortgage Association I, 4.000%, 9/15/44	206,313
2,682	Government National Mortgage Association I, 4.000%, 9/15/44	2,583
119,899	Government National Mortgage Association I, 4.000%, 9/15/44	115,129
117,048	Government National Mortgage Association I, 4.000%, 9/15/44	113,651
511,742	Government National Mortgage Association I, 4.000%, 9/15/44	493,978
59,248	Government National Mortgage Association I, 4.000%, 9/15/44	56,687
33,820	Government National Mortgage Association I, 4.000%, 9/15/44	32,762
83,912	Government National Mortgage Association I, 4.000%, 9/15/44	80,812
603,748	Government National Mortgage Association I, 4.000%, 9/15/44	586,228
1,527,562	Government National Mortgage Association I, 4.000%, 9/15/44	1,470,957
29,759	Government National Mortgage Association I, 4.000%, 10/15/44	28,726
Pioneer Strategic Income Fund |  | 12/31/2268

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
8,889	Government National Mortgage Association I, 4.000%, 11/15/44	$ 8,604
6,530	Government National Mortgage Association I, 4.000%, 11/15/44	6,267
56,439	Government National Mortgage Association I, 4.000%, 11/15/44	54,672
4,251	Government National Mortgage Association I, 4.000%, 11/15/44	4,079
203,826	Government National Mortgage Association I, 4.000%, 12/15/44	197,323
43,671	Government National Mortgage Association I, 4.000%, 12/15/44	42,187
19,914	Government National Mortgage Association I, 4.000%, 12/15/44	19,113
3,752	Government National Mortgage Association I, 4.000%, 12/15/44	3,601
60,414	Government National Mortgage Association I, 4.000%, 12/15/44	57,733
175,885	Government National Mortgage Association I, 4.000%, 1/15/45	168,779
335,673	Government National Mortgage Association I, 4.000%, 1/15/45	322,111
58,645	Government National Mortgage Association I, 4.000%, 1/15/45	56,275
289,177	Government National Mortgage Association I, 4.000%, 1/15/45	277,499
29,105	Government National Mortgage Association I, 4.000%, 2/15/45	28,260
100,882	Government National Mortgage Association I, 4.000%, 2/15/45	97,381
65,456	Government National Mortgage Association I, 4.000%, 2/15/45	63,556
42,935	Government National Mortgage Association I, 4.000%, 2/15/45	41,201
133,752	Government National Mortgage Association I, 4.000%, 2/15/45	128,348
55,739	Government National Mortgage Association I, 4.000%, 2/15/45	53,378
69,459	Government National Mortgage Association I, 4.000%, 4/15/45	66,920
61,068	Government National Mortgage Association I, 4.000%, 5/15/45	59,115
69Pioneer Strategic Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
15,837	Government National Mortgage Association I, 4.000%, 7/15/45	$ 15,197
61,679	Government National Mortgage Association I, 4.000%, 9/15/45	59,156
45,430	Government National Mortgage Association I, 4.500%, 9/15/33	44,824
54,600	Government National Mortgage Association I, 4.500%, 10/15/33	53,757
29,749	Government National Mortgage Association I, 4.500%, 4/15/35	29,147
496,225	Government National Mortgage Association I, 4.500%, 3/15/38	491,688
181,400	Government National Mortgage Association I, 4.500%, 1/15/40	180,078
260,918	Government National Mortgage Association I, 4.500%, 6/15/40	259,003
91,705	Government National Mortgage Association I, 4.500%, 9/15/40	91,116
441,233	Government National Mortgage Association I, 4.500%, 11/15/40	438,445
585,915	Government National Mortgage Association I, 4.500%, 6/15/41	582,154
107,446	Government National Mortgage Association I, 4.500%, 6/15/41	106,184
169,812	Government National Mortgage Association I, 4.500%, 7/15/41	168,252
248,166	Government National Mortgage Association I, 4.500%, 8/15/41	244,163
149,908	Government National Mortgage Association I, 5.000%, 9/15/33	153,404
50,000	Government National Mortgage Association I, 5.125%, 10/15/38	50,595
33,348	Government National Mortgage Association I, 5.500%, 7/15/33	34,726
51,234	Government National Mortgage Association I, 5.500%, 1/15/34	53,648
37,464	Government National Mortgage Association I, 5.500%, 4/15/34	39,203
66,042	Government National Mortgage Association I, 5.500%, 7/15/34	69,153
73,832	Government National Mortgage Association I, 5.500%, 10/15/34	75,418
Pioneer Strategic Income Fund |  | 12/31/2270

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
54,643	Government National Mortgage Association I, 5.500%, 1/15/35	$ 56,678
83,541	Government National Mortgage Association I, 5.500%, 2/15/35	87,419
75,243	Government National Mortgage Association I, 5.500%, 2/15/35	76,316
13,670	Government National Mortgage Association I, 5.500%, 6/15/35	13,949
24,085	Government National Mortgage Association I, 5.500%, 12/15/35	24,432
4	Government National Mortgage Association I, 5.500%, 2/15/37	4
8,928	Government National Mortgage Association I, 5.500%, 3/15/37	9,055
43,389	Government National Mortgage Association I, 5.500%, 3/15/37	43,987
127,202	Government National Mortgage Association I, 5.750%, 10/15/38	129,762
16,814	Government National Mortgage Association I, 5.750%, 10/15/38	17,267
38,428	Government National Mortgage Association I, 6.000%, 8/15/32	40,283
31,330	Government National Mortgage Association I, 6.000%, 1/15/33	33,043
25,670	Government National Mortgage Association I, 6.000%, 2/15/33	27,074
46,317	Government National Mortgage Association I, 6.000%, 2/15/33	48,652
1,930	Government National Mortgage Association I, 6.000%, 3/15/33	1,979
12,492	Government National Mortgage Association I, 6.000%, 3/15/33	13,035
38,308	Government National Mortgage Association I, 6.000%, 3/15/33	39,836
6,384	Government National Mortgage Association I, 6.000%, 5/15/33	6,547
44,930	Government National Mortgage Association I, 6.000%, 5/15/33	46,136
46,320	Government National Mortgage Association I, 6.000%, 5/15/33	47,497
25,293	Government National Mortgage Association I, 6.000%, 6/15/33	26,407
71Pioneer Strategic Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
54,867	Government National Mortgage Association I, 6.000%, 6/15/33	$ 57,189
60,128	Government National Mortgage Association I, 6.000%, 7/15/33	62,678
23,183	Government National Mortgage Association I, 6.000%, 7/15/33	23,827
15,855	Government National Mortgage Association I, 6.000%, 9/15/33	16,259
3,122	Government National Mortgage Association I, 6.000%, 9/15/33	3,202
60,473	Government National Mortgage Association I, 6.000%, 11/15/33	62,096
15,286	Government National Mortgage Association I, 6.000%, 1/15/34	16,013
129,027	Government National Mortgage Association I, 6.000%, 10/15/37	135,655
147,911	Government National Mortgage Association I, 6.000%, 7/15/38	156,782
3,690	Government National Mortgage Association I, 6.500%, 1/15/29	3,793
426	Government National Mortgage Association I, 6.500%, 5/15/29	438
962	Government National Mortgage Association I, 6.500%, 10/15/31	989
95	Government National Mortgage Association I, 6.500%, 12/15/31	97
879	Government National Mortgage Association I, 6.500%, 2/15/32	911
375	Government National Mortgage Association I, 6.500%, 3/15/32	388
2,663	Government National Mortgage Association I, 6.500%, 5/15/32	2,824
2,117	Government National Mortgage Association I, 6.500%, 6/15/32	2,176
2,392	Government National Mortgage Association I, 6.500%, 7/15/32	2,459
1,226	Government National Mortgage Association I, 6.500%, 7/15/32	1,260
1,384	Government National Mortgage Association I, 6.500%, 8/15/32	1,422
11,456	Government National Mortgage Association I, 6.500%, 8/15/32	11,776
Pioneer Strategic Income Fund |  | 12/31/2272

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,368	Government National Mortgage Association I, 6.500%, 8/15/32	$ 1,408
14,958	Government National Mortgage Association I, 6.500%, 9/15/32	15,375
25,436	Government National Mortgage Association I, 6.500%, 9/15/32	26,145
8,296	Government National Mortgage Association I, 6.500%, 10/15/32	8,527
16,305	Government National Mortgage Association I, 6.500%, 11/15/32	16,820
18,146	Government National Mortgage Association I, 6.500%, 7/15/35	18,652
219	Government National Mortgage Association I, 7.000%, 5/15/29	222
77	Government National Mortgage Association I, 7.000%, 5/15/29	77
163	Government National Mortgage Association I, 7.000%, 5/15/31	163
9,983,769	Government National Mortgage Association II, 2.500%, 4/20/52	8,649,212
26,035,954	Government National Mortgage Association II, 3.000%, 5/20/52	23,183,213
533,998	Government National Mortgage Association II, 3.500%, 4/20/45	498,266
950,834	Government National Mortgage Association II, 3.500%, 4/20/45	887,221
399,696	Government National Mortgage Association II, 3.500%, 4/20/45	372,853
1,101,805	Government National Mortgage Association II, 3.500%, 3/20/46	1,027,836
12,905,888	Government National Mortgage Association II, 3.500%, 9/20/52	11,858,587
4,987,084	Government National Mortgage Association II, 3.500%, 11/20/52	4,582,389
2,157,424	Government National Mortgage Association II, 4.000%, 10/20/46	2,074,793
990,296	Government National Mortgage Association II, 4.000%, 2/20/48	943,308
1,357,729	Government National Mortgage Association II, 4.000%, 4/20/48	1,293,302
993,266	Government National Mortgage Association II, 4.000%, 9/20/52	939,970
73Pioneer Strategic Income Fund |  | 12/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
6,966,778	Government National Mortgage Association II, 4.000%, 10/20/52	$ 6,592,966
150,083	Government National Mortgage Association II, 4.500%, 12/20/34	149,790
151,071	Government National Mortgage Association II, 4.500%, 1/20/35	150,775
126,971	Government National Mortgage Association II, 4.500%, 3/20/35	126,722
1,131,739	Government National Mortgage Association II, 4.500%, 9/20/41	1,129,525
1,665,002	Government National Mortgage Association II, 4.500%, 9/20/44	1,671,893
697,371	Government National Mortgage Association II, 4.500%, 10/20/44	699,119
1,378,847	Government National Mortgage Association II, 4.500%, 11/20/44	1,382,944
11,915,431	Government National Mortgage Association II, 4.500%, 9/20/52	11,560,719
2,986,996	Government National Mortgage Association II, 4.500%, 10/20/52	2,898,077
15,000,000	Government National Mortgage Association II, 5.000%, 12/20/52	14,884,080
38,705	Government National Mortgage Association II, 5.500%, 3/20/34	39,988
1,829	Government National Mortgage Association II, 5.500%, 10/20/37	1,843
3,000,000	Government National Mortgage Association II, 5.500%, 12/20/52	3,018,639
14,914	Government National Mortgage Association II, 6.000%, 5/20/32	15,556
56,472	Government National Mortgage Association II, 6.000%, 10/20/33	59,615
61	Government National Mortgage Association II, 6.500%, 1/20/28	62
1,220	Government National Mortgage Association II, 7.000%, 1/20/29	1,252
25,000,000(f)	U.S. Treasury Bills, 1/24/23	24,943,989
95,000,000	U.S. Treasury Bonds, 2.250%, 2/15/52	66,062,109
Pioneer Strategic Income Fund |  | 12/31/2274

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
107,000,000	U.S. Treasury Bonds, 2.875%, 5/15/52	$ 85,733,750
88,271,800	U.S. Treasury Bonds, 3.000%, 2/15/48	72,351,843
	Total U.S. Government and Agency Obligations (Cost $1,027,518,304)	$979,168,554

Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date
	Over The Counter (OTC) Currency Put Options Purchased — 0.0%†
35,150,000	Put EUR/Call USD	Citibank NA	EUR 740,169	EUR 1.02	11/28/23	$405,014
38,500,000	Put EUR/Call USD	JPMorgan Chase Bank NA	EUR 644,691	EUR 0.99	1/23/23	853
	Total Over The Counter (OTC) Currency Put Options Purchased (Premiums paid $ 1,384,860)					$405,867

	TOTAL OPTIONS PURCHASED (Premiums paid $ 1,384,860)					$405,867

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 102.0% (Cost $4,121,934,419)					$3,552,891,959
	Over The Counter (OTC) Currency Call Option Written — (0.1%)†
(35,150,000)	Call EUR/Put USD	Citibank NA	EUR 740,169	EUR 1.10	11/28/23	$(962,573)
(38,500,000)	Call EUR/Put USD	JPMorgan Chase Bank NA	EUR 644,691	EUR 1.06	1/23/23	(578,990)
	Total Over The Counter (OTC) Currency Call Option Written (Premiums received $(1,384,860))					$(1,541,563)

	OTHER ASSETS AND LIABILITIES — (1.9)%					$(67,151,542)
	net assets — 100.0%					$3,484,198,854

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRESB	Freddie Mac Multifamily Small Balance Certificates.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
75Pioneer Strategic Income Fund |  | 12/31/22

SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2022, the value of these securities amounted to $1,874,292,529, or 53.8% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at December 31, 2022.
(b)	Non-income producing security.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2022.
(d)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(e)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at December 31, 2022.
(f)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(g)	Security is in default.
(h)	Security is perpetual in nature and has no stated maturity date.
(i)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(j)	Consists of Revenue Bonds unless otherwise indicated.
(k)	Represents a General Obligation Bond.
(l)	ANR, Inc., warrants are exercisable into 1,880,020 shares.
(m)	Issued as participation notes.
(n)	Issued as preference shares.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2022.
†	Amount rounds to less than 0.1%.
^	Security is valued using fair value methods.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Adare Re 2022	12/30/2021	$754,500	$791,114
Adare Re 2022-2	10/20/2022	1,800,000	1,826,728
Ailsa Re 2022	6/30/2022	1,208,550	1,241,343
Alamo Re II	11/23/2022	2,710,186	2,744,500
Alturas Re 2019-1	12/20/2018	2,201	10,065
Alturas Re 2019-2	12/19/2018	33,410	10,056
Pioneer Strategic Income Fund |  | 12/31/2276

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2020-1B	1/1/2020	$357,085	$13,534
Alturas Re 2020-2	1/1/2020	360,465	52,664
Alturas Re 2020-3	7/1/2020	—	—
Alturas Re 2021-2	2/16/2021	137,935	—
Alturas Re 2021-3	8/16/2021	80,724	50,779
Alturas Re 2022-2	1/18/2022	2,106,552	1,975,314
Ballybunion Re 2020	12/31/2019	411,732	677,844
Ballybunion Re 2021-3	8/2/2021	71,590	152,313
Ballybunion Re 2022	3/9/2022	1,506,560	1,532,702
Ballybunion Re 2022-2	8/9/2022	3,000,000	3,046,530
Ballybunion Re 2022-3	8/5/2022	3,500,000	3,577,988
Ballylifin Re 2021	9/15/2021	595,235	246,600
Ballylifin Re 2022	7/15/2022	1,425,375	8,050
Bantry Re 2019	2/1/2019	—	68,073
Bantry Re 2021	1/11/2021	407,662	351,492
Bantry Re 2022	2/2/2022	3,280,525	3,420,545
Berwick Re 2018-1	1/10/2018	2,033,862	1,076,339
Berwick Re 2019-1	12/31/2018	1,188,696	1,586,698
Berwick Re 2020-1	9/24/2020	—	200
Berwick Re 2022	12/28/2021	3,500,000	3,504,900
Bonanza Re	12/15/2020	750,000	637,500
Bonanza Re	3/11/2022	250,000	200,000
Carnoustie Re 2020	7/16/2020	79,639	237,300
Carnoustie Re 2021	1/25/2021	46,580	65,899
Carnoustie Re 2022	1/20/2022	1,000,000	1,059,539
Celadon Re 2022	9/13/2022	1,431,846	1,621,265
Commonwealth Re	6/15/2022	750,000	706,875
Denning Re 2022	7/11/2022	1,465,241	1,485,909
Easton Re Pte	12/15/2020	900,000	841,320
Eden Re II	1/22/2019	8,633	62,110
Eden Re II	12/23/2019	578,472	270,200
Eden Re II	1/25/2021	664,319	377,333
Eden Re II	1/21/2022	4,400,000	4,092,880
FloodSmart Re	2/9/2021	750,831	675,000
FloodSmart Re	2/16/2021	1,000,000	900,000
FloodSmart Re	2/14/2022	1,500,000	1,395,000
Formby Re 2018	7/9/2018	5,438	56,041
Four Lakes Re	11/5/2020	1,500,000	1,377,300
Four Lakes Re	11/5/2020	1,500,000	1,402,500
Four Lakes Re	12/15/2021	500,000	459,700
Gamboge Re 2022	4/11/2022	4,046,823	4,388,705
Gleneagles Re 2018	12/27/2017	120,409	177,450
Gleneagles Re 2021	1/13/2021	300,732	277,857
Gleneagles Re 2022	1/18/2022	1,250,000	1,289,063
77Pioneer Strategic Income Fund |  | 12/31/22

Restricted Securities	Acquisition date	Cost	Value
Gullane Re 2018	3/26/2018	$—	$169,487
Gullane Re 2022	2/14/2022	5,000,000	5,318,293
Harambee Re 2018	12/19/2017	63,696	—
Harambee Re 2019	12/20/2018	—	6,000
Harambee Re 2020	2/27/2020	—	44,400
Herbie Re	10/19/2020	500,000	425,000
Hypatia	7/10/2020	1,000,000	950,700
Integrity Re	5/9/2022	500,000	425,000
International Bank for Reconstruction & Development	2/28/2020	250,000	240,400
Isosceles Insurance 2021	6/25/2021	1,500,000	1,455,000
Isosceles Re 2022	8/11/2022	1,637,377	1,747,900
Isosceles Re 2022-A	7/6/2022	—	750
Isosceles Re 2022-A	7/6/2022	—	2,600
Kilimanjaro III Re	6/15/2022	1,000,000	897,400
Limestone Re	6/20/2018	1,675	—
Limestone Re 2020-1	12/15/2016	2,400	7,056
Limestone Re 2020-1	12/27/2019	5,100	14,994
Lion Rock Re 2019	12/17/2018	—	—
Lion Rock Re 2020	3/27/2020	—	—
Lion Rock Re 2021	3/1/2021	214,229	104,650
Long Point Re IV	5/13/2022	2,500,000	2,369,250
Lorenz Re 2019	7/10/2019	558,188	4,581
Matterhorn Re	12/15/2021	250,000	198,475
Matterhorn Re	3/10/2022	1,750,000	1,506,225
Matterhorn Re	3/10/2022	750,000	640,275
Merion Re 2018-2	12/28/2017	349,793	1,286,900
Merion Re 2021-2	12/28/2020	2,448,846	1,768,500
Merion Re 2022-1	1/25/2022	214,942	253,650
Merion Re 2022-2	3/1/2022	6,551,154	6,211,224
Mona Lisa Re	12/30/2019	500,000	487,500
Mona Lisa Re, Ltd.	12/30/2022	800,000	800,000
Mystic Re IV	12/16/2022	2,900,000	2,898,550
Northshore Re II	12/2/2020	500,000	464,850
Northshore Re II	6/22/2022	500,000	474,700
Oakmont Re 2020	12/3/2020	—	—
Oakmont Re 2022	5/9/2022	805,153	1,100,769
Old Head Re 2022	1/6/2022	188,288	125,000
Pangaea Re 2018-1	12/26/2017	679,284	100,009
Pangaea Re 2019-1	1/9/2019	40,855	81,087
Pangaea Re 2019-3	7/25/2019	156,622	187,794
Pangaea Re 2022-1	1/11/2022	4,254,521	4,546,935
Pangaea Re 2022-3	6/15/2022	2,500,000	2,565,740
Phoenician Re	12/1/2021	750,000	686,100
Pioneer Strategic Income Fund |  | 12/31/2278

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Phoenix One Re	12/21/2020	$1,000,000	$1,132,100
Pine Valley Re 2022	1/12/2022	455,757	496,040
Port Royal Re 2022	6/3/2022	241,710	248,750
Portrush Re 2017	6/12/2017	1,687,366	467,940
Portsalon Re 2022	7/15/2022	323,453	366,768
Residential Re	10/30/2020	1,500,000	1,420,500
Residential Re	10/30/2020	1,250,000	1,165,375
Residential Re	11/22/2022	1,500,000	1,494,300
RosaPenna Re 2022	8/26/2022	1,515,000	1,532,611
Sakura Re	12/22/2022	500,000	499,950
Sanders Re II	5/20/2020	250,000	245,000
Sanders Re II	3/1/2022	2,254,167	2,085,750
Sanders Re III	11/30/2022	750,000	748,875
Sector Re V	4/23/2019	245,708	173,784
Sector Re V	5/1/2019	3,608	91,978
Sector Re V	12/4/2019	4,339	250,306
Sector Re V	1/1/2020	4,512	260,313
Sector Re V	4/29/2020	6,578	47,268
Sector Re V	12/21/2020	6,106	—
Sector Re V	5/21/2021	2,472	233,560
Sector Re V	5/21/2021	—	40,449
Sector Re V	1/5/2022	55,079	58,904
Sector Re V	5/19/2022	2,253,960	2,454,051
Sector Re V	5/19/2022	692,491	714,161
Sector Re V	12/30/2022	2,698,893	2,698,893
Shadow Creek Re 2021	8/31/2021	—	7,593
Sussex Re	12/7/2020	750,000	651,375
Sussex Re 2020-1	1/21/2020	—	5,415
Sussex Re 2021-1	1/26/2021	86,811	90,800
Sutter Re	6/30/2022	746,920	727,350
Thopas Re 2019	12/21/2018	—	5,100
Thopas Re 2020	12/30/2019	—	—
Thopas Re 2021	12/30/2020	—	80,500
Thopas Re 2022	2/15/2022	3,000,000	3,242,100
Torricelli Re 2021	7/2/2021	—	158,425
Torricelli Re 2022	7/26/2022	3,000,000	2,974,800
Ursa Re II	10/8/2020	3,000,000	2,923,500
Veraison Re	12/14/2022	500,000	499,750
Vermillion Re 2022	2/22/2022	1,672,125	1,774,850
Versutus Re 2018	1/31/2018	—	4,800
Versutus Re 2019-A	1/28/2019	—	—
Versutus Re 2019-B	12/24/2018	—	—
Viribus Re 2018	12/22/2017	26,397	—
Viribus Re 2019	12/27/2018	—	25,915
79Pioneer Strategic Income Fund |  | 12/31/22

Restricted Securities	Acquisition date	Cost	Value
Viribus Re 2020	3/12/2020	$421,904	$182,141
Viribus Re 2022	4/18/2022	2,500,000	2,550,000
Vitality Re X	2/3/2020	2,246,930	2,249,775
Vitality Re X	10/18/2022	248,883	249,975
Vitality Re XI	1/31/2020	498,858	473,750
Walton Health Re 2019	7/18/2019	95,781	162,800
Walton Health Re 2022	7/13/2022	1,667,000	1,861,910
Woburn Re 2018	3/20/2018	570,357	58,162
Woburn Re 2019	1/30/2019	550,665	672,909
Total Restricted Securities			$133,152,182
% of Net assets			3.8%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	107,557,500	USD	107,845,797	Bank of America NA	1/26/23	$7,507,999
USD	74,275,820	EUR	69,200,000	Brown Brothers Harriman & Co.	3/24/23	(231,407)
AUD	26,560,000	NZD	56,744,112	Citibank NA	3/29/23	120,820
INR	1,791,850,000	USD	21,327,739	Citibank NA	1/27/23	297,226
PLN	140,690,000	EUR	58,494,096	Citibank NA	2/16/23	568,387
USD	5,538,671	CAD	7,465,000	Citibank NA	2/10/23	23,956
USD	10,845,868	GBP	8,746,000	Citibank NA	3/23/23	250,568
USD	21,606,480	IDR	337,450,000,000	Citibank NA	3/30/23	(165,893)
BRL	95,250,000	USD	17,560,841	Goldman Sachs & Co.	1/31/23	365,575
NOK	125,000,000	USD	12,522,541	Goldman Sachs & Co.	2/2/23	254,923
PEN	80,225,000	USD	20,286,502	Goldman Sachs & Co.	2/16/23	740,298
USD	35,853,438	MXN	717,205,000	Goldman Sachs & Co.	3/29/23	(348,719)
EUR	1,995,000	USD	2,136,320	HSBC Bank USA NA	3/24/23	11,685
GBP	4,750,000	USD	5,774,493	HSBC Bank USA NA	3/23/23	(20,129)
USD	56,008,803	EUR	53,551,000	HSBC Bank USA NA	2/17/23	(1,509,576)
USD	20,245,833	ZAR	354,796,000	HSBC Bank USA NA	3/29/23	(478,305)
NOK	194,615,000	USD	18,783,237	JPMorgan Chase Bank NA	2/2/23	1,110,251
PLN	92,700,000	USD	12,272,072	JPMorgan Chase Bank NA	2/17/23	293,767
AUD	68,165,000	USD	46,243,702	State Street Bank & Trust Co.	2/17/23	259,902
NOK	183,950,000	EUR	17,459,458	State Street Bank & Trust Co.	1/10/23	81,316
USD	41,392,487	EUR	42,000,000	State Street Bank & Trust Co.	1/26/23	(3,651,880)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$5,480,764
Pioneer Strategic Income Fund |  | 12/31/2280

Schedule of Investments  |  12/31/22
(unaudited) (continued)
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
360	U.S. 2 Year Note (CBT)	3/31/23	$73,746,869	$73,828,125	$81,256
2,980	U.S. 5 Year Note (CBT)	3/31/23	325,128,449	321,630,476	(3,497,973)
347	U.S. 10 Year Note (CBT)	3/22/23	39,166,282	38,967,017	(199,265)
269	U.S. 10 Year Ultra (CBT)	3/22/23	32,594,404	31,817,656	(776,748)
1,194	U.S. Long Bond (CBT)	3/22/23	151,853,387	149,660,438	(2,192,949)
			$622,489,391	$615,903,712	$(6,585,679)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
650	Euro-Bund	3/8/23	$(98,481,225)	$(92,491,697)	$5,989,528
20	U.S. Ultra Bond (CBT)	3/22/23	(2,674,948)	(2,686,250)	(11,302)
			$(101,156,173)	$(95,177,947)	$5,978,226
TOTAL FUTURES CONTRACTS			$521,333,218	$520,725,765	$(607,453)
81Pioneer Strategic Income Fund |  | 12/31/22

SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized (Depreciation)	Market Value
769,330,000	Markit CDX North America High Yield Index Series 39	Pay	5.00%	12/20/27	$40,247,057	$(46,532,150)	$(6,285,093)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$40,247,057	$(46,532,150)	$(6,285,093)
OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Reference Obligation /Index	Pay/ Receive(3)	Annual Fixed Rate	Expiration Date	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Market Value
2,000,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	12/20/25	$(75,427)	$11,904	$(63,523)
7,280,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	12/20/25	(197,042)	(34,181)	(231,223)
1,455,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	12/20/25	(41,843)	(4,370)	(46,213)
2,425,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	12/20/25	(67,566)	(9,455)	(77,021)
4,860,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	12/20/25	(152,820)	(1,540)	(154,360)
2,650,000	JPMorgan Chase Bank NA	Delta Air Lines, Inc.	Receive	5.00%	12/20/26	223,461	(63,231)	160,230
5,633,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	6/22/27	(467,730)	91,485	(376,245)
Pioneer Strategic Income Fund |  | 12/31/2282

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Notional Amount ($)(1)	Counterparty	Reference Obligation /Index	Pay/ Receive(3)	Annual Fixed Rate	Expiration Date	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Market Value
1,878,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	6/22/27	$(177,696)	$52,259	$(125,437)
2,449,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	6/22/27	(231,855)	68,279	(163,576)
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION						$(1,188,518)	$111,150	$(1,077,368)
TOTAL SWAP CONTRACTS						$39,058,539	$(46,421,000)	$(7,362,461)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
(3)	Receives quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
AUD	— Australia Dollar
BRL	— Brazil Real
CAD	— Canada Dollar
EUR	— Euro
GBP	— Great British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
KZT	— Kazakhstan Tenge
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peru Nuevo Sol
PLN	— Poland Zloty
USD	— United States Dollar
UZS	— Uzbekistan Som
ZAR	— South Africa Rand
83Pioneer Strategic Income Fund |  | 12/31/22

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of December 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$34,880,397	$—	$34,880,397
Common Stocks
Airlines	—	1,064,425	—	1,064,425
Paper & Forest Products	—	—	—*	—*
All Other Common Stocks	1,439,296	—	—	1,439,296
Asset Backed Securities	—	288,820,109	—	288,820,109
Collateralized Mortgage Obligations	—	573,962,309	—	573,962,309
Commercial Mortgage-Backed Securities	—	290,158,944	—	290,158,944
Convertible Corporate Bonds	—	24,511,101	—	24,511,101
Corporate Bonds	—	1,017,401,664	—	1,017,401,664
Convertible Preferred Stocks	43,682,230	—	—	43,682,230
Municipal Bonds	—	30,348,274	—	30,348,274
Preferred Stock	85,522	—	—	85,522
Right/Warrant	14,100	—	—	14,100
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes – California	—	—	2,617,842	2,617,842
Multiperil – Massachusetts	—	—	3,094,020	3,094,020
Multiperil – U.S.	—	—	9,236,127	9,236,127
Multiperil – Worldwide	—	—	8,931,420	8,931,420
Windstorm – Florida	—	—	2,271,881	2,271,881
Windstorm - North Carolina	—	—	3,350	3,350
Windstorm – U.S.	—	—	7,593	7,593
Windstorm – U.S. Regional	—	—	2,555,769	2,555,769
Reinsurance Sidecars
Multiperil – U.S.	—	—	1,453,587	1,453,587
Multiperil – Worldwide	—	—	60,711,748	60,711,748
Industry Loss Warranties
Earthquakes - U.S.	—	—	1,774,850	1,774,850
Windstorm – U.S.	—	—	254,650	254,650
Pioneer Strategic Income Fund |  | 12/31/2284

Schedule of Investments  |  12/31/22
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
All Other Insurance-Linked Securities	$—	$40,239,345	$—	$40,239,345
Foreign Government Bonds	—	133,796,985	—	133,796,985
U.S. Government and Agency Obligations	—	979,168,554	—	979,168,554
Over The Counter (OTC) Currency Put Options Purchased	—	405,867	—	405,867
Total Investments in Securities	$45,221,148	$3,414,757,974	$92,912,837	$3,552,891,959
Other Financial Instruments
Over The Counter (OTC) Currency Call Option Written	$—	$(1,541,563)	$—	$(1,541,563)
Net unrealized appreciation on forward foreign currency exchange contracts	—	5,480,765	—	5,480,765
Net unrealized depreciation on futures contracts	(607,453)	—	—	(607,453)
Swap contracts, at value	—	(7,362,461)	—	(7,362,461)
Total Other Financial Instruments	$(607,453)	$(3,423,259)	$—	$(4,030,712)
*	Securities valued at $0.
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Insurance- Linked Securities	Total
Balance as of 9/30/22	$137,204	$115,676,428	$115,813,632
Realized gain (loss)	(127,683)	(1,829,672)	(1,957,355)
Changed in unrealized appreciation (depreciation)	146,353	(1,574,969)	(1,428,616)
Return of capital	1	(5,421,107)	(5,421,106)
Purchases	—	4,498,893	4,498,893
Sales	(155,875)	(18,436,736)	(18,592,611)
Transfers in to Level 3*	—**	—	—
Transfers out of Level 3*	—	—	—
Balance as of 12/31/22	$—**	$92,912,837	$92,912,837
*	Transfers are calculated on the beginning of period values. Transfers are calculated on the beginning of period values. During the three months ended December 31, 2022, a security valued at $0 was transferred from Level 2 to Level 3, due to valuing the security using unobservable inputs. There were no other transfers in or out of Level 3 during the period.
**	Securities valued at $0.
85Pioneer Strategic Income Fund |  | 12/31/22

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at December 31, 2022:	$(1,790,348)
Pioneer Strategic Income Fund |  | 12/31/2286